                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-04297

                                 VANECK FUNDS
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2019

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

CM Commodity Index Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

CM COMMODITY INDEX FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy-one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of

1

CM COMMODITY INDEX FUND

(unaudited) (continued)

the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

CM COMMODITY INDEX FUND

June 30, 2019 (unaudited)

Management Discussion

The CM (Constant Maturity) Commodity Index Fund (the “Fund”) gained 6.53% (Class A shares, excluding sales charge) for the six months ended June 30, 2019. The Fund’s benchmark, the UBS Bloomberg Constant Maturity Commodity Total Return Index (“CMCI”),1 gained 7.10%.

The energy sector provided the majority of the positive performance for commodity indices in the first six months of 2019. CMCI outperformed the Bloomberg Commodity Index (“BCOM”),2 up 5.06%, mostly because of the difference in natural gas exposure and better roll yield^ from its constant maturity approach. The S&P® GSCI Index (“SPGSCI”)3 posted a gain of 13.34%, outperforming both the CMCI and BCOM because of its heavy energy weighting.

Market Review

Right from the start of 2019, commodity markets started to recover from the sharp selloff in fourth quarter 2018. The sharp reversal by the U.S. Federal Reserve (Fed) in early January, from a tightening bias to easing, set the stage for oil to lead commodity markets higher. WTI (West Texas Intermediate) crude oil rallied 50% from the December 2018 lows to the highs of mid-April. OPEC and Russia maintained their production discipline and the U.S. tightened Iranian oil sanctions. Additionally the low oil prices from the fourth quarter of 2018 caused U.S. shale oil producers to slow expected 2019 production growth.

The U.S./China trade talks continued to influence investor sentiment during the first half of 2019, supporting positive price trends through April, then causing a sharp selloff in May when the negotiations broke down. Finally, markets recovered in June on continued expectations of a Fed easing to finish the first half on a positive note. Importantly, as the quarter ended, gold managed to breakout to the upside of a five year trading range. The rally was sparked by U.S./Iran war fears.

Fund Review

The Fund continued to utilize commodity index-linked swaps as an effective means of gaining exposure to the CMCI, and Fund performance for the 6 month period was derived primarily from investments in swap contracts. While there are costs associated with the use of swaps, we continue to believe it is the most effective way of replicating the CMCI’s commodity exposures and weights. Contracts outstanding as of June 30, 2019 are presented in the Fund’s Consolidated Schedule of Investments.

3

CM COMMODITY INDEX FUND

(unaudited) (continued)

Within the CMCI, the industrial metals sector (considered the most economically sensitive sector) rose almost 3% in the first half of the year, led by a nearly 19% rise in nickel. The precious metals sector rose almost 8%, due entirely to the rise in the price of gold. While the agriculture sector remained under pressure from continuing trade tensions, it did show a small positive return of just under 1%. WTI and Brent crude oil both rallied strongly during the first six months of the year, with the former rising over 21% and the latter nearly 18%. Over the same period, RBOB gasoline rose nearly 27%. Supply concerns, for example, declining Venezuelan production and the U.S. administration’s aggressive sanctions against Iran’s oil production all added to the bullish investor sentiment. The livestock sector detracted from performance with lean hogs and cattle each declining approximately 7%.

As we look to the second half of 2019, the outlook for commodity markets remains uncertain. U.S./Iranian geopolitical tensions have added to the uncertain outlook. Global growth is slowing, but global central banks are starting a new easing cycle and we believe any U.S. dollar weakness or U.S./China trade progress could drive commodity prices higher in the second half of 2019.

For more information or to access investment and market insights from the investment team, visit our web site, vaneck.com or subscribe to our commentaries.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Roland Morris, Jr. Portfolio Manager	Gregory Krenzer Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

4

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCI) is a rules-based, composite benchmark index. CMCI is comprised of diversified commodities futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity.

[2]	The Bloomberg Commodity Index (BCOM) is composed of futures contracts on physical commodities covering multiple sectors, specifically energy, precious metals, industrial metals, livestock and agriculture.

[3]	The S&P® GSCI Index (SPGSCI) is composed of futures contracts on physical commodities, with high energy concentration and limited diversification. SPGSCI buys and sells short-term futures contracts.

^	Roll yield is the amount of return generated during periods of backwardation, while negative roll yield refers to the amount of return lost during periods of contango. Roll yield is calculated as equal to [(1+Excess Return)/(1+Spot Return)]-1. “Backwardation” is the opposite of contango, and refers to a downward sloping term structure. Backwardation tends to occur in contracts and during periods when traders are concerned about scarcity of supplies. Thus, traders would rather have commodities in-hand now (spot) than in the future, and will pay for the privilege. “Contango” refers to an upward sloping term structure, in which indices that hold front-month contracts will incur a cost each time contracts expire and must be rolled to more expensive, longer-dated contracts. As contracts move closer to expiration, their value converges with spot prices. So, “contango cost” usually is measured by the difference between spot prices and front-month futures.

Commodities are assets that have tangible properties, such as oil, metals, and agriculture. Commodities and commodity-linked derivatives may be affected by overall market movements and other factors that affect the value of a particular industry or commodity such as weather, disease, embargoes or political or regulatory developments. The value of a commodity-linked derivative is generally based on price movements of a commodity, a commodity futures contract, a commodity index or other economic variables based on the commodity markets. Derivatives use leverage, which may exaggerate a loss. The Fund is subject to the risks associated with its investments in commodity-linked derivatives, risks of investing in wholly owned subsidiary, risk of tracking error, risks of aggressive investment techniques, leverage risk, derivatives risks, counterparty risks, non-diversification risk, credit risk, concentration risk and market risk. The use of commodity-linked derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative’s cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security’s value. Investment in commodity markets may not be suitable for all investors. The Fund’s investment in commodity-linked

5

CM COMMODITY INDEX FUND

(unaudited) (continued)

derivative instruments may subject the fund to greater volatility than investment in traditional securities. Please see the prospectus and summary prospectus for information on these and other risk considerations.

All investments involve the risk of loss.

6

CM COMMODITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Returns (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class I**
Six Months	6.53	0.44	6.38
One Year	(6.79)	(12.13)	(6.59)
Five Year	(7.97)	(9.06)	(7.73)
Life^	(5.94)	(6.59)	(5.67)

Average Annual Total Returns (%)*	Class Y**	CMCITR
Six Months	6.64	7.10
One Year	(6.66)	(5.68)
Five Year	(7.73)	(6.69)
Life^	(5.70)	(4.63)

*	Returns less than one year are not annualized
**	Classes are not subject to a sales charge
^	Since December 31, 2010 (inception date of all share classes).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCITR) is a rules-based, composite benchmark index diversified across 29 commodity components from within five sectors, specifically energy, precious metals, industrial metals, agriculture and livestock (reflects no deduction for fees, expenses or taxes).

7

CM COMMODITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
CM Commodity Index Fund
Class A	Actual	$1,000.00	$1,065.30	0.95%	$4.86
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class I	Actual	$1,000.00	$1,063.80	0.65%	$3.33
	Hypothetical**	$1,000.00	$1,021.57	0.65%	$3.26
Class Y	Actual	$1,000.00	$1,066.40	0.70%	$3.59
	Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 96.4%

United States Treasury Obligations: 88.8%
	United States Treasury Bills
$60,000,000	0.01%, 08/15/19	$59,823,750
40,000,000	2.10%, 10/24/19	39,746,521
30,000,000	2.12%, 11/07/19	29,778,819
40,000,000	2.18%, 10/03/19	39,781,972
40,000,000	2.25%, 09/12/19 (a)	39,833,114
9,000,000	2.29%, 09/26/19 (a)	8,954,978
55,000,000	2.30%, 09/05/19 (a)	54,789,510
55,000,000	2.33%, 08/22/19 (a)	54,814,894
30,000,000	2.35%, 08/01/19 (a)	29,939,292
50,000,000	2.37%, 08/08/19 (a)	49,874,916
20,000,000	2.38%, 07/11/19	19,986,806
45,000,000	2.38%, 07/25/19	44,928,510
		$472,253,082
Number of Shares		Value

Money Market Fund: 7.6%
40,275,733	AIM Treasury Portfolio – Institutional Class	$40,275,733
Total Short-Term Investments (Cost: $512,456,558)		512,528,815
Other assets less liabilities: 3.6%		19,220,550
NET ASSETS: 100.0%		$531,749,365

Total Return Swap Contracts—As of June 30, 2019.

Long Exposure

Counter- party	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Appreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$511,649,000	2.49%	07/17/19	3.0%	$16,113,809

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $77,722,355.
(b)	The rate shown reflects the rate in effect at the reporting period: 3 Month T-Bill rate + 0.40%.

See Notes to Consolidated Financial Statements

10

Summary of Investments	% of
by Sector	Investments	Value
Government	92.1%	$472,253,082
Money Market Fund	7.9	40,275,733
	100.0%	$512,528,815

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$472,253,082	$—	$472,253,082
Money Market Fund	40,275,733	—	—	40,275,733
Total	$40,275,733	$472,253,082	$—	$512,528,815
Other Financial Instruments:
Swap Contract	$—	$16,113,809	$—	$16,113,809

See Notes to Consolidated Financial Statements

11

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost: $512,456,558)	$512,528,815
Total return swap contracts, at value	16,113,809
Receivables:
Shares of beneficial interest sold	3,586,961
Dividends and interest	56,087
Prepaid expenses	67,989
Total assets	532,353,661
Liabilities:
Payables:
Shares of beneficial interest redeemed	158,735
Due to Adviser	168,995
Due to Distributor	3,151
Deferred Trustee fees	273,415
Total liabilities	604,296
NET ASSETS	$531,749,365
Class A Shares:
Net Assets	$32,476,243
Shares of beneficial interest outstanding	7,114,113
Net asset value and redemption price per share	$4.57
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$4.85
Class I Shares:
Net Assets	$267,281,323
Shares of beneficial interest outstanding	57,203,038
Net asset value, offering and redemption price per share	$4.67
Class Y Shares:
Net Assets	$231,991,799
Shares of beneficial interest outstanding	49,799,513
Net asset value, offering and redemption price per share	$4.66
Net Assets consist of:
Aggregate paid in capital	$560,336,086
Total distributable earnings (loss)	(28,586,721)
$531,749,365

See Notes to Consolidated Financial Statements

12

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends	$328,228
Interest	5,718,221
Foreign taxes withheld	(9,955)
Total income	6,036,494
Expenses:
Management fees	1,890,549
Distribution fees – Class A	39,434
Transfer agent fees – Class A	30,096
Transfer agent fees – Class I	83,576
Transfer agent fees – Class Y	221,681
Custodian fees	15,040
Professional fees	48,158
Registration fees – Class A	13,875
Registration fees – Class I	12,677
Registration fees – Class Y	18,824
Reports to shareholders	29,015
Insurance	9,616
Trustees’ fees and expenses	39,510
Other	4,416
Total expenses	2,456,467
Waiver of management fees	(712,780)
Net expenses	1,743,687
Net investment income	4,292,807
Net realized gain (loss) on:
Investments	(124)
Swap contracts	(3,558,956)
Net realized loss	(3,559,080)
Net change in unrealized appreciation (depreciation) on:
Investments	65,002
Swap contracts	29,057,285
Net change in unrealized appreciation (depreciation)	29,122,287
Net Increase in Net Assets Resulting from Operations	$29,856,014

See Notes to Consolidated Financial Statements

13

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$4,292,807	$5,088,993
Net realized loss	(3,559,080)	(38,959,661)
Net change in unrealized appreciation (depreciation)	29,122,287	(23,181,525)
Net increase (decrease) in net assets resulting from operations	29,856,014	(57,052,193)
Distributions to shareholders:
Class A Shares	—	(155,947)
Class I Shares	—	(1,874,989)
Class Y Shares	—	(1,671,466)
Total distributions	—	(3,702,402)
Share transactions:
Proceeds from sale of shares
Class A Shares	5,468,341	20,394,798
Class I Shares	70,259,761	134,714,965
Class Y Shares	36,071,136	130,900,874
	111,799,238	286,010,637
Reinvestment of distributions
Class A Shares	—	119,745
Class I Shares	—	1,057,340
Class Y Shares	—	1,641,482
	—	2,818,567
Cost of shares redeemed
Class A Shares	(4,568,051)	(9,623,579)
Class I Shares	(31,077,865)	(69,932,816)
Class Y Shares	(37,754,289)	(67,557,151)
	(73,400,205)	(147,113,546)
Net increase in net assets resulting from share transactions	38,399,033	141,715,658
Total increase in net assets	68,255,047	80,961,063
Net Assets:
Beginning of period	463,494,318	382,533,255
End of period	$531,749,365	$463,494,318

See Notes to Consolidated Financial Statements

14

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$4.29		$4.87	$4.76		$4.55	$6.09	$7.59
Income from investment operations:
Net investment income (loss)	0.03	(b)	0.04 (b)	(0.01	)(b)	(0.03) (b)	(0.05) (b)	(0.13)
Net realized and unrealized gain (loss) on investments	0.25		(0.60)	0.32		0.71	(1.49)	(1.37)
Total from investment operations	0.28		(0.56)	0.31		0.68	(1.54)	(1.50)
Less distributions from:
Net investment income	—		(0.02)	(0.20)		(0.47)	—	—
Net asset value, end of period	$4.57		$4.29	$4.87		$4.76	$4.55	$6.09
Total return (a)	6.53	%(c)	(11.42)%	6.58%		15.01%	(25.29)%	(19.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$32,476		$29,682	$22,189		$26,835	$28,678	$32,484
Ratio of gross expenses to average net assets	1.34	%(d)	1.39%	1.41%		1.31%	1.25%	1.28%
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%		0.95%	0.95%	0.95%
Ratio of net expenses to average net assets excluding interest expense	0.95	%(d)	0.95%	0.95%		0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.44	%(d)	0.88%	(0.12)%		(0.70)%	(0.92)%	(0.89)%
Portfolio turnover rate	0	%(c)	0%	0%		0%	0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

15

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$4.39		$4.98	$4.86	$4.63	$6.16	$7.67
Income from investment operations:
Net investment income (loss)	0.04	(b)	0.06 (b)	0.01 (b)	(0.02) (b)	(0.03) (b)	(0.02)
Net realized and unrealized gain (loss) on investments	0.24		(0.61)	0.32	0.72	(1.50)	(1.49)
Total from investment operations	0.28		(0.55)	0.33	0.70	(1.53)	(1.51)
Less distributions from:
Net investment income	—		(0.04)	(0.21)	(0.47)	—	—
Net asset value, end of period	$4.67		$4.39	$4.98	$4.86	$4.63	$6.16
Total return (a)	6.38	%(c)	(11.13)%	6.95%	15.18%	(24.84)%	(19.69)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$267,281		$214,324	$177,578	$136,710	$107,459	$173,829
Ratio of gross expenses to average net assets	0.89	%(d)	0.90%	0.92%	0.91%	0.90%	0.85%
Ratio of net expenses to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets excluding interest expense	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.74	%(d)	1.19%	0.20%	(0.39)%	(0.62)%	(0.60)%
Portfolio turnover rate	0	%(c)	0%	0%	0%	0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

16

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$4.37		$4.96	$4.85	$4.62	$6.15	$7.66
Income from investment operations:
Net investment income (loss)	0.04	(b)	0.06 (b)	0.01 (b)	(0.02) (b)	(0.04) (b)	(0.06)
Net realized and unrealized gain (loss) on investments	0.25		(0.62)	0.31	0.72	(1.49)	(1.45)
Total from investment operations	0.29		(0.56)	0.32	0.70	(1.53)	(1.51)
Less distributions from:
Net investment income	—		(0.03)	(0.21)	(0.47)	—	—
Net asset value, end of period	$4.66		$4.37	$4.96	$4.85	$4.62	$6.15
Total return (a)	6.64	%(c)	(11.23)%	6.71%	15.24%	(24.88)%	(19.71)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$231,992		$219,489	$182,766	$135,589	$83,425	$46,129
Ratio of gross expenses to average net assets	1.02	%(d)	1.12%	0.97%	0.99%	1.00%	1.00%
Ratio of net expenses to average net assets	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net expenses to average net assets excluding interest expense	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.69	%(d)	1.14%	0.15%	(0.43)%	(0.67)%	(0.65)%
Portfolio turnover rate	0	%(c)	0%	0%	0%	0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

17

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The CM Commodity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Fund may effect certain investments through the Commodities Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned subsidiary. The Fund offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge. The Van Eck Absolute Return Advisers Corporation (the “Adviser”) is the investment adviser to the Fund and its Subsidiary.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds)
18

are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.
19

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Commodities Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on June 26, 2009. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2019, the Fund held $112,378,065 in its Subsidiary, representing 21% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiary of the Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A
20

derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. Details of this disclosure are found below as well as in the Consolidated Schedule of Investments.

Total Return Swaps—The Fund may enter into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2019 is reflected in the Fund’s Consolidated Schedule of Investments. The average monthly notional amount was $506,491,714 during the period ended June 30, 2019.
21

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

At June 30, 2019, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk

Swap contracts[1]	$16,113,809

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the period ended June 30, 2019, was as follows:

Commodities
Futures Risk
Realized gain (loss):
Swap contracts[1]	$(3,558,956)

Net change in unrealized appreciation (depreciation):
Swap contracts[2]	29,057,285

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2019 is presented in the Consolidated Schedule of Investments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Consolidated Statement of Assets and Liabilities subject to master netting agreement or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2019. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
22

	Gross Amount of Recognized Assets	Gross Amount Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged	Net Amount

Total return swap contracts	$16,113,809	$ —	$16,113,809	$(16,113,809)	$ —

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2019, are as follows:

	Expense Limitation	Waiver of Management Fees
CM Commodity Index Fund
Class A	0.95%	$60,871
Class I	0.65	289,315
Class Y	0.70	362,594
23

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

For the period ended June 30, 2019, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $12,546 in sales loads relating to the sale of shares of the Fund, of which $11,134 was reallowed to broker/dealers and the remaining $1,412 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—During the period ended June 30, 2019, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$552,888,150	$72,257	$(40,431,592)	$(40,359,335)

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Ordinary income	$3,702,402

The tax character of current year dividends and distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Fund had capital loss carryforwards of available to offset future capital gains, as follows:

Short-Term Capital Losses With No Expiration
$(1,229)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s Consolidated financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

24

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivative instruments can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Swap agreements entered into by the Fund may be considered less liquid than other securities and may be with a limited number of issuers which could result in greater counterparty risk. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Consolidated Statement of Operations.

25

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Class A
Shares sold	1,190,190	4,381,056
Shares reinvested	—	27,719
Shares redeemed	(993,780)	(2,045,237)
Net increase	196,410	2,363,538
Class I
Shares sold	14,966,023	27,967,057
Shares reinvested	—	239,217
Shares redeemed	(6,637,681)	(15,007,475)
Net increase	8,328,342	13,198,799
Class Y
Shares sold	7,723,025	27,277,400
Shares reinvested	—	373,064
Shares redeemed	(8,114,911)	(14,282,920)
Net increase (decrease)	(391,886)	13,367,544

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

26

Note 11—Recent Accounting Pronouncements—The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

CM COMMODITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
28

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the
29

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio–construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);
30

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its Performance Peer Group and Performance Category medians for the one-, three- and five-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of

32

profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

33

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	CMCISAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

Emerging Markets Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

EMERGING MARKETS FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy—one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

EMERGING MARKETS FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

EMERGING MARKETS FUND

(unaudited)

Management Discussion

The Emerging Markets Fund (the “Fund”) gained 21.50% (Class A shares, excluding sales charge) for the six months ended June 30, 2019, outperforming the MSCI Emerging Markets Investment Market Index (MSCI EM IMI)1 which gained 10.15%. During the period under review, the most significant impact on emerging markets and the Fund came from the tug-of-war between, on the one side, the potential ratcheting up of tariffs and the separate, and more intractable, question of technology wars, and, on the other side, the rapid shift to easing, not only by the U.S. Federal Reserve (Fed), but also by the likes of the European Central Bank, the Bank of Japan and a slew of emerging markets central banks.

While people may have been revising growth down, the reaction function from central banks has been pretty aggressive, and the about-turn by the Fed remarkable. This has been reflected in markets that have led the Fed in terms of the move down in rates. Specifically for China, it has been the impact of a range of not just monetary, but also fiscal and regulatory, stimuli.

Market Review

2018 was a bad year for emerging markets, but, during the first half of 2019, growth was not as bad as some people were expecting. It also needs to be remembered that global monetary easing includes emerging markets, and that is clearly a positive.

Despite small-cap stocks continuing to underperform and growth stocks performing better, much of the Fund’s outperformance came from stock selection and was not factor driven.

As of June 30, 2019, the top three country exposures in the Fund were China, India, and Brazil. In China, the industrial and manufacturing sector continues to struggle to generate momentum. But the consuming part of the economy continues to be reasonably robust. This is driving growth in the country and what the stimulus was aimed at more than anything else.

Following the recent elections in India, we wait to see what the government will do about getting a business cycle going. For a number of years, its record on this front has been disappointing. It also faces a fiscal situation which continues to be somewhat challenging. Although the previous administration did have some successes, for example, the introduction of the GST (goods and services tax), there are still issues that need to be resolved. In particular, some non-bank financial companies

3

EMERGING MARKETS FUND

(unaudited) (continued)

that depend on wholesale funding (as they don’t have deposits) are finding liquidity pretty tough. This certainly needs addressing.

All eyes remain on the progress of pension reform in Brazil. It appears to be working its way through the system, albeit with a certain amount of horse trading and the usual political compromises. While the original proposal will, of course, be watered down, we remain reasonably optimistic that progress will be made. On a micro level, we are still seeing both healthy free cash flow and healthy balance sheets. Valuations generally in emerging markets ended the period slightly cheap. Companies are better now. They are more private, entrepreneurial and less state owned, less cyclical with better balance sheets. We believe they ought to have higher values than they have been in the past. While capital expenditure may be low, companies continue to find it hard to return capital to shareholders. We do, however, believe the time will come when they do, not least because cash piles depress equity.

Fund Review

Stock selection was the main contributor to the outperformance of the Fund relative to its benchmark. On a sector level, financials and consumer discretionary added value most, while information technology and lack of allocation to energy detracted. On a country level, China and India helped most, while Turkey and UAE detracted.

The Fund’s top three contributing individual positions were all Chinese companies. Ping An Insurance (Group) Company of China (5.7% of Fund net assets*), which contributed 1.77% to the Fund’s return during the six month period, benefited from better than expected writing of new business and solid income generation. There has also been a gradual appreciation that the company is a quality company in the insurance space. We continue to view the valuation of this company as too low, given the many levers of growth and the structurally increasing return on equity. Alibaba Group Holding (5.8% of Fund net assets*) contributed 1.38% to the Fund’s performance. The core business of the company remained strong and benefited in June, in particular, with concerns about China decreasing somewhat. Despite a slight slowdown of growth from macro and geopolitical headwinds, we still see good growth prospects for the next couple of years, with the share price currently trading at the lower end of its historic valuation range. Ecommerce solutions company Baozun (2.7% of Fund net assets*), having been oversold at the end of 2018, benefited from meeting expectations in terms of its operating profitability despite having many international clients. Baozun contributed

4

1.21% to the Fund’s performance. The business model is becoming more robust, with working capital coming down and a better balance of foreign and domestic Chinese brand customers.

The Fund’s bottom three contributing companies were: NMC Health (1.1% of Fund net assets*), a UAE hospitals group, which detracted 0.21% from the Fund’s performance and came under pressure both from considerable short selling and concerns about the trajectory of its growth going forward and its ability both to generate higher margins and conclude profitably joint venture negotiations in Saudi Arabia. Turkish discount grocer Sok Marketler Ticaret (0.8% of Fund net assets*) detracted 0.19% from the Fund’s performance. The company remained a victim of the country’s precarious economy and unpredictable government policies ahead of local elections in the first half of 2019. However we believe that the negative impact is temporary in nature and continue to have conviction in the long-term resilience of Sok’s business model and the structural growth potential of the company. Finally, automobile dealership operator China Zhengtong Auto Services Holdings (sold during the period) detracted 0.13% from the Fund’s performance. The company suffered from sluggish automobile sales during the six month period and was unable to grow in line with our original thesis, partly for domestic macro reasons and partly because of headwinds related to global trade events.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck Emerging Markets Fund, please visit https://www.vaneck.com/blogs/emerging-markets-equity. To subscribe to VanEck’s emerging markets equity updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

The Fund is subject to the risks associated with its investments in emerging markets securities, which tend to be more volatile and less liquid than securities traded in developed countries. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Further, the Fund is

5

EMERGING MARKETS FUND

(unaudited) (continued)

subject to the risks associated with its investments in Chinese issuers, direct investments, emerging market securities which tends to be more volatile and less liquid than securities traded in developed countries, foreign currency transactions, foreign securities, other investment companies, Stock Connect, management, market, operational, sectors and small- and medium-capitalization companies risks. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Please see the prospectus and summary prospectus for information on these and other risk considerations.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

David Semple Portfolio Manager	Angus Shillington Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2019.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes.

An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	The MSCI Emerging Markets Investable Market Index (MSCI EM IMI) is a free float-adjusted market capitalization index that is designed to capture large-, mid- and small-cap representation across 26 emerging markets countries. Emerging Markets countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
6

[2]	S&P 500® Index consists of 500 widely held common stocks covering in the leading industries of the U.S. economy.

All investments involve the risk of loss.

7

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Return (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	21.50	14.53	21.03	20.03
One Year	1.45	(4.37)	0.66	(0.34)
Five Year	2.77	1.55	1.95	1.95
Ten Year	8.45	7.81	7.59	7.59

Average Annual Total Return (%)*	Class I**	Class Y**	MSCI EM IMI
Six Months	21.81	21.77	10.15
One Year	2.01	1.89	0.47
Five Year	3.28	3.17	2.25
Ten Year	8.99	N/A	5.83
Life^	N/A	5.22	2.74

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y)

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees, if any. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

MSCI Emerging Markets Investable Markets Index (MSCI EM IMI) is an all-market capitalization index that is designed to measure equity market performance of 24 emerging markets countries (reflects no deduction for fees, expenses or taxes except withholding taxes). Emerging markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

8

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
Emerging Markets Fund
Class A	Actual	$1,000.00	$1,215.00	1.54%	$8.46
	Hypothetical**	$1,000.00	$1,017.16	1.54%	$7.70
Class C	Actual	$1,000.00	$1,210.30	2.33%	$12.77
	Hypothetical**	$1,000.00	$1,013.24	2.33%	$11.63
Class I	Actual	$1,000.00	$1,218.10	1.00%	$5.50
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
Class Y	Actual	$1,000.00	$1,217.70	1.10%	$6.05
	Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
10

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.4%
Argentina: 0.2%
504,600	Grupo Supervielle SA (ADR)	$3,976,248
Brazil: 5.6%
4,611,300	Fleury SA	25,638,681
7,320,400	International Meal Co. Alimentacao SA	15,060,394
477,000	IRB Brasil Resseguros S/A	12,235,706
11,320,700	Movida Participacoes SA	43,927,246
3,482,000	Rumo SA *	18,797,604
89,700	Smiles Fidelidade SA	981,107
		116,640,738
China / Hong Kong: 33.6%
722,400	Alibaba Group Holding Ltd. (ADR) *	122,410,680
23,450,000	A-Living Services Co. Ltd. Reg S 144A ‡ #	39,626,126
3,444,000	Anta Sports Products Ltd. #	23,753,939
1,157,000	Baozun, Inc. (ADR) *	57,688,020
49,427,000	Beijing Enterprises Water Group Ltd. #	29,376,976
8,365,994	China Animal Healthcare Ltd. * # ∞	228,007
9,424,000	China Education Group Holdings Ltd. Reg S #	14,750,876
3,098,000	China Maple Leaf Educational Systems Ltd. #	1,227,920
38,475,000	Fu Shou Yuan International Group Ltd. #	33,766,266
Number of Shares		Value

China / Hong Kong: (continued)
5,507,000	Galaxy Entertainment Group Ltd. #	$37,045,571
597,000	Huazhu Group Ltd. (ADR)	21,641,250
671,000	HUYA, Inc. (ADR) *	16,580,410
261,796	Kweichow Moutai Co. Ltd. #	37,600,054
9,995,000	Ping An Insurance Group Co. of China Ltd. #	120,188,600
1,067,000	Shenzhou International Group Holdings Ltd. #	14,718,952
2,507,500	Tencent Holdings Ltd. #	113,437,764
300,000	Tencent Music Entertainment Group (ADR) *	4,497,000
3,273,000	Yihai International Holding Ltd. #	16,979,912
		705,518,323
Egypt: 1.7%
5,885,312	Commercial International Bank Egypt SAE	25,733,919
14,870,278	Juhayna Food Industries #	9,193,290
2,358,187	Sarwa Capital SAE *	762,756
		35,689,965
Georgia: 1.4%
975,197	Bank of Georgia Group Plc (GBP) #	18,593,993
815,197	Georgia Capital Plc (GBP) *	11,284,322
		29,878,315
Germany: 1.1%
513,000	Delivery Hero SE Reg S 144A * #	23,286,255

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Hungary: 0.7%
384,000	OTP Bank Nyrt #	$15,291,414
India: 10.7%
5,885,000	Cholamandalam Investment and Finance Co. Ltd. #	24,294,742
5,392,267	GRUH Finance Ltd. * #	21,742,868
1,442,000	HDFC Bank Ltd. #	51,019,912
408,000	HDFC Bank Ltd. (ADR)	53,056,320
643,778	Lemon Tree Hotels Ltd. Reg S 144A * #	625,209
807,000	Oberoi Realty Ltd. #	7,062,567
1,973,200	Phoenix Mills Ltd. #	18,157,207
970,000	Quess Corp. Ltd. Reg S 144A * #	8,107,180
800,000	Reliance Industries Ltd. #	14,528,106
1,404,000	Titan Co. Ltd. #	27,089,413
		225,683,524
Indonesia: 3.1%
120,675,000	Bank Rakyat Indonesia Tbk PT #	37,255,393
117,200,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	28,620,403
		65,875,796
Kenya: 0.8%
62,420,000	Safaricom Plc	17,043,003
Kuwait: 0.7%
1,481,090	Human Soft Holding Co. KSC	15,425,784
Malaysia: 1.4%
14,177,000	Malaysia Airports Holdings Bhd #	29,294,101
Number of Shares		Value

Mexico: 2.9%
7,032,247	Qualitas Controladora SAB de CV	$19,733,342
4,472,000	Regional SAB de CV	23,035,970
8,049,000	Unifin Financiera SAB de CV	17,893,889
		60,663,201
Peru: 0.2%
21,000	Credicorp Ltd. (USD)	4,807,110
Philippines: 5.8%
52,122,700	Ayala Land, Inc. #	51,710,396
156,200,000	Bloomberry Resorts Corp. #	34,424,852
12,263,740	International Container Terminal Services, Inc.	35,042,677
		121,177,925
Poland: 0.6%
249,542	Kruk SA * #	12,234,732
Russia: 3.3%
2,411,000	Sberbank of Russia PJSC (ADR) #	37,143,994
822,000	Yandex NV (USD) *	31,236,000
		68,379,994
Saudi Arabia: 0.0%
16,927	Leejam Sports Co. JSC #	337,498
South Africa: 6.7%
9,026,708	Advtech Ltd.	8,844,059
427,727	Naspers Ltd. #	103,531,347
20,399,810	Transaction Capital Ltd.	28,923,266
		141,298,672

See Notes to Financial Statements

12

Number of Shares		Value

South Korea: 2.3%
101,000	Koh Young Technology, Inc. #	$7,281,277
16,900	Samsung Biologics Co. Ltd. Reg S 144A * #	4,690,537
172,185	Samsung SDI Co. Ltd. #	35,326,195
		47,298,009
Spain: 2.0%
1,463,367	CIE Automotive SA #	42,352,090
Switzerland: 0.6%
290,000	Wizz Air Holdings Plc Reg S 144A (GBP) * #	12,559,566
Taiwan: 2.7%
4,159,000	Chroma ATE, Inc. #	18,552,872
2,053,132	Poya International Co. Ltd. #	27,788,382
1,927,000	TaiMed Biologics, Inc. * #	9,869,861
		56,211,115
Thailand: 2.6%
8,958,000	CP ALL PCL #	25,143,254
16,046,176	Srisawad Corp. PCL (NVDR) #	29,462,745
348,334	Srisawad Corp. PCL - Foreign * #	639,584
		55,245,583
Turkey: 2.7%
3,102,147	AvivaSA Emeklilik ve Hayat AS #	4,807,708
9,375,392	MLP Saglik Hizmetleri AS Reg S 144A * #	18,731,586
10,372,497	Sok Marketler Ticaret AS * #	17,103,414
4,794,000	Tofas Turk Otomobil Fabrikasi AS #	15,957,608
		56,600,316
Number of Shares		Value

United Arab Emirates: 1.1%
770,000	NMC Health Plc (GBP) #	$23,558,694
United Kingdom: 0.0%
812,346	Hirco Plc * # ∞	0
United States: 0.7%
924,000	Laureate Education, Inc. *	14,516,040
Uruguay: 0.2%
2,480,797	Biotoscana Investments SA (BDR) *	4,890,593
Total Common Stocks (Cost: $1,622,735,964)		2,005,734,604
PREFERRED STOCKS: 2.6%
Brazil: 1.5%
3,311,890	Itau Unibanco Holding SA, 3.97%	31,273,619
South Korea: 1.1%
672,800	Samsung Electronics Co. Ltd., 2.78% #	22,312,978
Total Preferred Stocks (Cost: $35,784,661)		53,586,597
MONEY MARKET FUND: 1.7% (Cost: $36,170,154)
36,170,154	AIM Treasury Portfolio – Institutional Class	36,170,154
Total Investments: 99.7% (Cost: $1,694,690,779)		2,095,491,355
Other assets less liabilities: 0.3%		6,779,706
NET ASSETS: 100.0%		$2,102,271,061

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,372,384,186 which represents 69.4% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $107,626,459, or 5.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.8%	$183,775,284
Consumer Discretionary	31.3	656,242,405
Consumer Staples	5.1	106,019,924
Energy	0.7	14,528,106
Financials	30.2	634,012,555
Health Care	4.2	87,607,959
Industrials	8.9	187,354,500
Information Technology	4.0	83,473,322
Real Estate	3.7	76,930,170
Utilities	1.4	29,376,976
Money Market Fund	1.7	36,170,154
	100.0%	$2,095,491,355

See Notes to Financial Statements

14

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19
A-Living Services Co. Ltd.	$	—(a)	$5,713,037	$—	$—	$458,984	$7,235,270	$39,626,126

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$3,976,248	$—	$—	$3,976,248
Brazil	116,640,738	—	—	116,640,738
China / Hong Kong	222,817,360	482,472,956	228,007	705,518,323
Egypt	26,496,675	9,193,290	—	35,689,965
Georgia	11,284,322	18,593,993	—	29,878,315
Germany	—	23,286,255	—	23,286,255
Hungary	—	15,291,414	—	15,291,414
India	53,056,320	172,627,204	—	225,683,524
Indonesia	—	65,875,796	—	65,875,796
Kenya	17,043,003	—	—	17,043,003
Kuwait	15,425,784	—	—	15,425,784
Malaysia	—	29,294,101	—	29,294,101
Mexico	60,663,201	—	—	60,663,201
Peru	4,807,110	—	—	4,807,110
Philippines	35,042,677	86,135,248	—	121,177,925
Poland	—	12,234,732	—	12,234,732
Russia	31,236,000	37,143,994	—	68,379,994
Saudi Arabia	—	337,498	—	337,498
South Africa	37,767,325	103,531,347	—	141,298,672
South Korea	—	47,298,009	—	47,298,009
Spain	—	42,352,090	—	42,352,090
Switzerland	—	12,559,566	—	12,559,566
Taiwan	—	56,211,115	—	56,211,115
Thailand	—	55,245,583	—	55,245,583
Turkey	—	56,600,316	—	56,600,316
United Arab Emirates	—	23,558,694	—	23,558,694
United Kingdom	—	—	0	0
United States	14,516,040	—	—	14,516,040
Uruguay	4,890,593	—	—	4,890,593

See Notes to Financial Statements

15

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Stocks
Brazil	$31,273,619	$—	$—	$31,273,619
South Korea	—	22,312,978	—	22,312,978
Money Market Fund	36,170,154	—	—	36,170,154
Total	$723,107,169	$1,372,156,179	$228,007	$2,095,491,355

See Notes to Financial Statements

16

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (Cost $1,659,475,307)	$2,055,865,229
Affiliated issuers (Cost $35,215,472)	39,626,126
Cash denominated in foreign currency, at value (Cost $4,152,403)	4,152,403
Receivables:
Investments sold	15,854,172
Shares of beneficial interest sold	3,517,130
Dividends	4,988,774
Prepaid expenses	49,237
Other assets	11,893
Total assets	2,124,064,964
Liabilities:
Payables:
Investments purchased	15,766,491
Shares of beneficial interest redeemed	3,685,363
Due to Adviser	1,084,494
Due to Distributor	42,272
Deferred Trustee fees	961,572
Accrued expenses	253,711
Total liabilities	21,793,903
NET ASSETS	$2,102,271,061
Class A Shares:
Net Assets	$135,539,746
Shares of beneficial interest outstanding	7,887,599
Net asset value and redemption price per share	$17.18
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$18.23
Class C Shares:
Net Assets	$36,038,878
Shares of beneficial interest outstanding	2,363,067
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$15.25
Class I Shares:
Net Assets	$763,354,139
Shares of beneficial interest outstanding	42,063,300
Net asset value, offering and redemption price per share	$18.15
Class Y Shares:
Net Assets	$1,167,338,298
Shares of beneficial interest outstanding	66,877,110
Net asset value, offering and redemption price per share	$17.45
Net Assets consist of:
Aggregate paid in capital	$1,803,220,457
Total distributable earnings (loss)	299,050,604
$2,102,271,061

See Notes to Financial Statements

17

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends – unaffiliated issuers		$25,912,176
Dividends – affiliated issuers		458,984
Foreign taxes withheld		(2,566,470)
Total income		23,804,690
Expenses:
Management fees	$7,208,014
Distribution fees – Class A Shares	160,110
Distribution fees – Class C Shares	167,097
Transfer agent fees – Class A Shares	113,266
Transfer agent fees – Class C Shares	27,284
Transfer agent fees – Class I Shares	197,760
Transfer agent fees – Class Y Shares	390,504
Administration fees	2,402,671
Custodian fees	308,474
Professional fees	62,253
Registration fees – Class A Shares	24,748
Registration fees – Class C Shares	15,330
Registration fees – Class I Shares	37,410
Registration fees – Class Y Shares	33,893
Reports to shareholders	42,154
Insurance	49,599
Trustees’ fees and expenses	167,541
Interest	17,862
Other	38,228
Total expenses	11,464,198
Waiver of management fees	(733,085)
Net expenses		10,731,113
Net investment income		13,073,577
Net realized gain (loss) on:
Investments sold – unaffiliated issuers		(9,451,892)
Forward foreign currency contracts		(877)
Foreign currency transactions and foreign denominated assets and liabilities		(511,627)
Net realized loss		(9,964,396)
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers		359,528,202
Investments – affiliated issuers		7,235,270
Foreign currency transactions and foreign denominated assets and liabilities		36,296
Net change in unrealized appreciation (depreciation)		366,799,768
Net Increase in Net Assets Resulting from Operations		$369,908,949

See Notes to Financial Statements

18

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$13,073,577	$11,599,079
Net realized loss	(9,964,396)	(48,628,664)
Net change in unrealized appreciation (depreciation)	366,799,768	(511,753,827)
Net increase (decrease) in net assets resulting from operations	369,908,949	(548,783,412)
Distributions to shareholders:
Class A Shares	—	(33,289)
Class I Shares	—	(3,993,173)
Class Y Shares	—	(5,501,738)
Total distributions	—	(9,528,200)
Share transactions:
Proceeds from sale of shares
Class A Shares	20,594,903	93,172,766
Class C Shares	3,866,972	15,584,890
Class I Shares	157,606,610	325,816,438
Class Y Shares	222,320,910	766,819,492
	404,389,395	1,201,393,586
Reinvestment of distributions
Class A Shares	—	22,145
Class I Shares	—	2,350,099
Class Y Shares	—	4,103,389
	—	6,475,633
Cost of shares redeemed
Class A Shares	(27,780,328)	(129,623,007)
Class C Shares	(4,018,404)	(13,704,735)
Class I Shares	(103,390,178)	(335,799,455)
Class Y Shares	(167,181,284)	(555,130,222)
	(302,370,194)	(1,034,257,419)
Net increase in net assets resulting from share transactions	102,019,201	173,611,800
Total increase (decrease) in net assets	471,928,150	(384,699,812)
Net Assets:
Beginning of period	1,630,342,911	2,015,042,723
End of period	$2,102,271,061	$1,630,342,911

See Notes to Financial Statements

19

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended
	June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$14.14		$18.44	$12.33		$12.40	$14.24	$14.34
Income from investment operations:
Net investment income (loss)	0.07	(b)	0.03 (b)	—	(b)(e)	0.04	0.02	0.03
Net realized and unrealized gain (loss) on investments	2.97		(4.33)	6.13		(0.09)	(1.86)	(0.13)
Total from investment operations	3.04		(4.30)	6.13		(0.05)	(1.84)	(0.10)
Less distributions from:
Net investment income	—		— (e)	(0.02)		(0.02)	— (e)	—
Net asset value, end of period	$17.18		$14.14	$18.44		$12.33	$12.40	$14.24
Total return (a)	21.50	%(c)	(23.30)%	49.70%		(0.43)%	(12.91)%	(0.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$135,540		$117,928	$195,080		$116,083	$141,901	$108,775
Ratio of gross expenses to average net assets	1.54	%(d)	1.50%	1.47%		1.53%	1.46%	1.54%
Ratio of net expenses to average net assets	1.54	%(d)	1.50%	1.47%		1.53%	1.46%	1.54%
Ratio of net expenses to average net assets, excluding interest expense	1.53	%(d)	1.50%	1.47%		1.53%	1.46%	1.54%
Ratio of net investment income (loss) to average net assets	0.92	%(d)	0.17%	(0.01)%		0.25%	0.20%	0.27%
Portfolio turnover rate	8	%(c)	39%	36%		51%	38%	75%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

20

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018		2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$12.60		$16.55		$11.14		$11.30	$13.08	$13.29
Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.09	)(b)	(0.12	)(b)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	2.64		(3.86)		5.53		(0.08)	(1.71)	(0.13)
Total from investment operations	2.65		(3.95)		5.41		(0.14)	(1.78)	(0.21)
Less distributions from:
Net investment income	—		—		—		(0.02)	— (e)	—
Net asset value, end of period	$15.25		$12.60		$16.55		$11.14	$11.30	$13.08
Total return (a)	21.03	%(c)	(23.87)%		48.56%		(1.27)%	(13.60)%	(1.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$36,039		$29,916		$38,736		$22,238	$27,438	$27,199
Ratio of gross expenses to average net assets	2.33	%(d)	2.27%		2.28%		2.32%	2.26%	2.46%
Ratio of net expenses to average net assets	2.33	%(d)	2.27%		2.28%		2.32%	2.26%	2.46%
Ratio of net expenses to average net assets, excluding interest expense	2.32	%(d)	2.27%		2.28%		2.32%	2.26%	2.46%
Ratio of net investment income (loss) to average net assets	0.14	%(d)	(0.57)%		(0.85)%		(0.52)%	(0.59)%	(0.69)%
Portfolio turnover rate	8	%(c)	39%		36%		51%	38%	75%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$14.90		$19.46	$13.00	$13.01	$14.86	$14.88
Income from investment operations:
Net investment income	0.12	(b)	0.12 (b)	0.07 (b)	0.07	0.06	0.08
Net realized and unrealized gain (loss) on investments	3.13		(4.58)	6.48	(0.06)	(1.91)	(0.10)
Total from investment operations	3.25		(4.46)	6.55	0.01	(1.85)	(0.02)
Less distributions from:
Net investment income	—		(0.10)	(0.09)	(0.02)	— (e)	—
Net asset value, end of period	$18.15		$14.90	$19.46	$13.00	$13.01	$14.86
Total return (a)	21.81	%(c)	(22.88)%	50.40%	0.05%	(12.44)%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$763,354		$575,466	$773,952	$488,066	$274,309	$101,118
Ratio of gross expenses to average net assets	1.14	%(d)	1.14%	1.15%	1.16%	1.14%	1.21%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.48	%(d)	0.68%	0.45%	0.76%	0.64%	0.35%
Portfolio turnover rate	8	%(c)	39%	36%	51%	38%	75%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

22

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$14.33		$18.73	$12.51	$12.53	$14.33	$14.38
Income from investment operations:
Net investment income	0.11	(b)	0.10 (b)	0.05 (b)	0.06	0.06	0.09
Net realized and unrealized gain (loss) on investments	3.01		(4.41)	6.24	(0.06)	(1.86)	(0.14)
Total from investment operations	3.12		(4.31)	6.29	(0.00)	(1.80)	(0.05)
Less distributions from:
Net investment income	—		(0.09)	(0.07)	(0.02)	— (e)	—
Net asset value, end of period	$17.45		$14.33	$18.73	$12.51	$12.53	$14.33
Total return (a)	21.77	%(c)	(23.03)%	50.32%	(0.03)%	(12.55)%	(0.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,167,338		$907,032	$1,007,275	$463,494	$259,517	$80,008
Ratio of gross expenses to average net assets	1.15	%(d)	1.16%	1.15%	1.21%	1.23%	1.33%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.16%
Ratio of net expenses to average net assets, excluding interest expense	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.16%
Ratio of net investment income to average net assets	1.37	%(d)	0.59%	0.32%	0.65%	0.58%	0.52%
Portfolio turnover rate	8	%(c)	39%	36%	51%	38%	75%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

23

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Fund (the “Fund) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers four classes of shares: Class A, C, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s
24

Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication
25

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and
26

capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. At June 30, 2019, the Fund held no warrants.

F.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. At June 30, 2019, the Fund held no derivative instruments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statement of Operations.

During the period ended June 30, 2019, the Fund held forward foreign currency contracts for two of the six months. The average amounts
27

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

purchased and sold (in U.S. dollars) were $1,106,735 and $1,106,833, respectively. At June 30, 2019, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the period ended June 30, 2019, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts[1]	$877

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2019, are as follows:

28

	Expense Limitation	Waiver of Management Fees
Emerging Markets Fund
Class A	1.60%	$—
Class C	2.50	—
Class I	1.00	474,163
Class Y	1.10	258,922

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets. Administrative fees are included in expenses in the Statement of Operations.

For the period ended June 30, 2019, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $83,939 in sales loads relating to the sale of shares of the Fund, of which $72,318 was reallowed to broker/dealers and the remaining $11,621 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $249,268,745 and $152,197,954, respectively.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,694,690,779	$510,514,309	$(109,713,733)	$400,800,576

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Year Ended December 31, 2018
Ordinary income	$9,528,200

At December 31, 2018, the Fund had capital loss carryforwards available to offset future capital gains as follows:

29

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Short-Term Capital Losses With No Expiration	Long-Term Capital Losses With No Expiration	Total
$(96,557,494)	$—	$(96,557,494)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

The Fund currently invests in India. The Finance Bill (2018) provided that long-term capital gains from listed equity shares sold after April 1, 2018 which were previously exempt from capital gains tax are subject to a tax of 10% (plus applicable surcharge and education cess). Taxpayers received a cost step-up to the fair market value of shares held on January 31, 2018 provided the shares had unrealized gains as of that date. As of June 30, 2019 there are no capital gains taxes accrued on the Fund.

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

30

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Emerging Markets Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Class A
Shares sold	1,288,524	5,413,363
Shares reinvested	—	1,606
Shares redeemed	(1,742,478)	(7,650,448)
Net decrease	(453,954)	(2,235,479)
Class C
Shares sold	273,198	991,780
Shares redeemed	(285,231)	(957,025)
Net increase (decrease)	(12,033)	34,755
Class I
Shares sold	9,527,215	18,395,865
Shares reinvested	—	161,853
Shares redeemed	(6,097,898)	(19,690,592)
Net increase (decrease)	3,429,317	(1,132,874)
Class Y
Shares sold	13,881,996	44,253,297
Shares reinvested	—	293,518
Shares redeemed	(10,283,728)	(35,055,475)
Net increase	3,598,268	9,491,340

Note 9—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of

31

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the one day period of which a loan was outstanding amounted to $6,067,918 and the average interest rate was 3.75%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On August 1, 2019 the President of India signed into law changes to the 2019 Indian Budget. These changes will apply an increase in the surcharge that results in an increase to the effective tax rates for capital gains earned by foreign portfolio investors organized as non-corporate entities for all sales of investments after April 1, 2019. We have evaluated these changes and they did not have a material impact on these financial statements.

32

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited)

EMERGING MARKETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in
34

the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a

36

comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Peer Group median for the one-, three- and five-year periods, and the Fund had outperformed its Performance Peer Group median for the ten-year period. The Board also noted that the Fund had underperformed its Performance Category median for the one-year period, and the Fund had outperformed its Performance Category median for the three-, five- and ten-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three, five-and ten-year periods, and the Fund had underperformed its benchmark for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board noted that the Fund’s Management Fee Rate (which includes both advisory and administrative fee rates) was lower than the median Management Fee Rates of its Expense Category and Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Peer Group and equal to the median expense ratio of its Expense Category. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or

38

modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

VANECK EMERGING MARKETS EX-CHINA FUND

(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 20, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to enter into a new advisory agreement (the “New Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Advisory Agreement is set forth below.

In considering the approval of the New Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information furnished by the Adviser for the meeting of the Board held on June 20, 2019 specifically for the purpose of considering the approval of the New Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A description of the New Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
40

New Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the proposed management fees and non-investment management expenses of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources expected to be devoted to compliance efforts undertaken by the Adviser on behalf of the New Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;
41

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	A liquidity risk assessment conducted in accordance with the Trust’s Liquidity Risk Management Program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the New Fund, including the Adviser’s activities in managing relationships with the New Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the New Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser; (2) the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the New Fund with a view to reducing non-management expenses of the New Fund; (3) the terms of the New Advisory Agreement and the services to be performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the New Fund from time to time, if

42

necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the New Fund; (5) the quality of the services, procedures and processes that would be used to determine the value of the New Fund’s assets and the actions that would be taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the New Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the New Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the New Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations. The Board considered the performance of a sub-section of a Fund managed by the Adviser that pursues a similar investment strategy to the New Fund.

Fees and Expenses. When considering the investment advisory fees to be paid by the New Fund to the Adviser, the Board noted that there were currently no actively managed emerging markets strategies, which exclude China, available to the public. The Board considered the reasonableness of the fees and considered the fees in comparison to other funds with similar investment emerging markets strategies

43

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

managed by other investment advisers. The Board concluded that the advisory fees to be charged to the New Fund are reasonable.

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. At least annually, the Board considers profitability information about the Adviser with respect to its services for all mutual funds within the Van Eck complex of funds and, in connection therewith, the Board will consider the profitability of the New Fund following commencement of operations of the New Fund. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the New Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that entering into the New Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved entering into the New Advisory Agreement for an initial two-year period.

44

VANECK CHINA FUND

(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 20, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to enter into a new advisory agreement (the “New Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Advisory Agreement is set forth below.

In considering the approval of the New Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at regular and special meetings of the Board and its committees, including information furnished by the Adviser for the meeting of the Board held on June 20, 2019 specifically for the purpose of considering the approval of the New Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A description of the New Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
45

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

New Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the proposed management fees and non-investment management expenses of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources expected to be devoted to compliance efforts undertaken by the Adviser on behalf of the New Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;
46

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	A liquidity risk assessment conducted in accordance with the Trust’s Liquidity Risk Management Program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the funds with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the funds);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the New Fund, including the Adviser’s activities in managing relationships with the New Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the New Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser; (2) the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the New Fund with a view to reducing non-management expenses of the New Fund; (3) the terms of the New Advisory Agreement and the services to be performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the New Fund from time to time, if

47

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the New Fund; (5) the quality of the services, procedures and processes that would be used to determine the value of the New Fund’s assets and the actions that would be taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the New Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the New Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the New Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations. The Board considered the performance of a sub-section of a Fund managed by the Adviser that pursues a similar investment strategy to the New Fund.

Fees and Expenses. When considering the investment advisory fees to be paid by the New Fund to the Adviser, the Board considered the reasonableness of the fees and considered the fees in comparison to other funds with similar investment strategies managed by other investment advisers. The Board concluded that the advisory fees to be charged to the New Fund are reasonable.

48

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. At least annually, the Board considers profitability information about the Adviser with respect to its services for all mutual funds within the Van Eck complex of funds and, in connection therewith, the Board will consider the profitability of the New Fund following commencement of operations of the New Fund. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the New Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that entering into the New Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved entering into the New Advisory Agreement for an initial two-year period.

49

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	EMESAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

Global Hard Assets Fund

International Investors Gold Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2019.

VANECK FUNDS

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy—one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK FUNDS

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

GLOBAL HARD ASSETS FUND

June 30, 2019 (unaudited)

Management Discussion

The Global Hard Assets Fund (the “Fund”) gained 12.55% (Class A shares, excluding sales charge) for the six months ending June 30, 2019. Over the same period, the S&P® Global Natural Resources Net Total Return Index (SPGNRUN)1 gained 13.44%, while the Fund’s benchmark, the S&P® North American Natural Resources Sector Index (SPGINRTR)2, gained 14.58%. In the first half of the year, uncertainties around global trade and tariffs weighed on the outlook for growth and demand and had the most significant impact on natural resource equity markets. Despite starting out the year rebounding from their deep declines of the fourth quarter of 2018, these demand concerns have continued to add to a choppy and skittish market. Nevertheless, a potential reversal of global central banks’ tightening coupled with irrefutable fiscal stimulus, particularly in China, have dissipated some of the trade headwinds.

Market Review

A clear, finite resolution to the problems surrounding tariffs and trade remained elusive. As concerns around slowing growth and undershot inflation targets increased, central banks around the world re-engaged, reversed their policies and started easing.

Crude oil and energy stocks had a strong start to the year as a confluence of “OPEC+” quota cuts and compounding political concerns in both Venezuela and Iran helped fuel higher prices. However, despite crude oil price support, U.S. oil production continued to surge and energy stocks traded down.

Base and industrial metals prices were mixed in the first half of the year (reflective of the unpredictable nature of global trade during the period). This was amply illustrated by the disparity in performance of several of the underlying metals by the end of June with, for example, nickel up approximately 19% and aluminum down over 2%.

Gold, of all the metals, experienced the most fundamental support, predominately from geopolitical risks and central bank buying. In June, a shift in central banks’ policies towards greater accommodation led to a technical breakout in gold as it moved above $1,400 per ounce.

Grains had a satisfactory first half to the year. Corn was up approximately 12%, driven by a roughly 18% move in the second quarter of the year as considerable rain in the U.S. Midwest injected uncertainty into the market about the outlook for yields and output for this year’s crop.

3

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

Fund Review

On an absolute basis, the largest sub-industry contributors during the period were positions in oil & gas exploration & production and gold while the largest detractors were positions in oil & gas storage & transportation and steel. The main factors contributing to relative underperformance versus the benchmark during the period, excluding overweight positioning in cash, included underweight positioning and security selection in oil & gas storage & transportation and overweight positioning in steel. Meanwhile, underweight positioning and security selection in oil & gas equipment & services and integrated oil & gas were the largest relative contributors.

The Fund’s top three performing individual positions were: oil & gas equipment & services company ProPetro Holding (2.4% of Fund net assets*) which benefited from both the addition of contracted capacity and continued exemplary customer service; oil & gas exploration & production company Anadarko Petroleum (no longer held by the Fund at period end) which benefited from becoming an acquisition target during the period under review; and diversified metals and mining company Rio Tinto (3.9% of Fund net assets*) which benefited from the notable rise in the price of iron ore in the first half of the year.

The Fund’s three weakest performing companies were oil & gas exploration & production companies CNX Resources (0.9% of Fund net assets*) and Encana (2.2% of Fund net assets*) and oil & gas storage & transportation company Golar LNG (1.8% of Fund net assets*). CNX was the victim of a double-digit drop in the price of natural gas during the period, while Encana, surprisingly, continued to suffer an overhang from its acquisition of Newfield Exploration, completed in mid-February. The long lead time associated with Golar’s contracts led to its underperformance.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck Global Hard Assets Fund, please visit www.vaneck.com/blogs/natural-resources. To subscribe to VanEck’s natural resources and commodities updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector, including real estate, precious metals, and natural resources, and can be significantly affected by events relating to these industries, including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities

4

may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivative, commodity-linked instruments, and illiquid securities. The Fund is also subject to inflation risk, market risk, non-diversification risk, and leverage risk. Please see the prospectus and summary prospectus for information on these and other risk considerations.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Shawn Reynolds Portfolio Manager	Charles T. Cameron Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2019.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	S&P® Global Natural Resources Net Total Return Index (SPGNRUN) includes the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

[2]	S&P® North American Natural Resources Sector Index (SPGINRTR) includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry.
5

INTERNATIONAL INVESTORS GOLD FUND

June 30, 2019 (unaudited)

Management Discussion

The International Investors Gold Fund (the “Fund”) gained 21.96% (Class A shares, excluding sales charge) during the six months ended June 30, 2019, performing in line with the NYSE Arca Gold Miners Index (GDMNTR)1 which posted returns of 21.81% during the same period. The small-cap gold mining stocks, as represented by the MVIS Global Junior Gold Miners Index (MVGDXJTR)2 gained 16.70%.

Market Review

During the six months ended June 30, 2019, the gold market was positively impacted, on the one hand, by fears around global growth and the continuing trade dispute between the U.S. and China and, on the other hand, by the policy shifts of central banks around the world, in particular the U.S. Federal Reserve (Fed), toward a more accommodative stance.

The watershed came in June, when the gold price experienced a significant, and possibly historic breakout, blowing through two formidable technical barriers to reach its six-year intra-day high of $1,439 on June 25. The fundamental drivers that enabled it to break out included not only continuing trade tensions between the U.S. and China, but also comments from Fed officials voicing concerns over the economy, leading to market expectations of rate cuts in the second half. In addition, the European Central Bank (ECB) indicated rate cuts were likely in the absence of any improvement in the economy. Gold closed at $1,409 on June 28, for a gain of $104 per ounce (8%) during the first half of 2019.

Going towards 2020, we see one of two scenarios playing out across the markets: 1) Soft landing–manufacturing has been weak and on the verge of recession in China, Europe and now the U.S. A soft landing would occur if the global stimulus widely expected from central banks is able to keep a manufacturing recession from morphing into a broader recession across the entire economy. Averting a recession would be bullish for the stock market, interest rates would find a bottom, and the U.S. dollar would likely stabilize or move higher. This might limit the upside for gold and in this scenario we might see gold establish a new price range supported by geopolitical risks and central bank demand. 2) Hard landing–a hard landing occurs if the current manufacturing recession transitions into a broader economic recession, causing central banks to suffer a loss of confidence. U.S. rates would likely trend to zero or less, the stock market might enter a correction, while financial risks escalate.

6

Central banks may restart quantitative easing (QE) or initiate other more radical policies. In this scenario, gold would probably form a positive price trend as a safe haven investment.

Fund Review

At the end of June 2019, the Fund was almost fully invested in equities, with cash holdings representing 0.93% of net assets. The Fund held no gold bullion at the end of the period under review.

There were no material changes to the portfolio or its allocations during the first half of the year.

The Fund’s top holding, Kirkland Lake Gold Ltd. (10.1% of Fund net assets†) outperformed significantly, gaining 64.8% during the first half of the year. The continued outperformance of Kirkland Lake Gold’s shares was driven by solid operating results; a 60% increase in reserves at its Fosterville mine in Australia; high-grade drilling results at its Macassa mine in Canada; as well as increased dividends.

Continental Gold Inc. (2.9% of Fund net assets†) also outperformed significantly, up 75.3% during the period. The company has been successfully advancing the development and construction of its Buritica mine in Colombia, which is on schedule to pour first gold in the first half of 2020. During the first half of 2019, the company secured required project funding, with continuing support from major shareholder Newmont Mining Corporation (5.7% of Fund net assets†), and it announced high grade drilling results and increased mineral resources at Buritica.

B2Gold Corp. (6.7% of Fund net assets†) underperformed (+3.8%). This came despite the company reporting production above budget and costs below budget for the first quarter of 2019, as well as the details of a study and the subsequent decision to proceed with an expansion of its Fekola Mine in Mali. We view these as very positive news for the company. The market may be applying a geopolitical risk discount to B2Gold shares, even though the company has consistently demonstrated its ability to operate in Africa, the Philippines and Nicaragua. Likely in response to this applied risk discount, the company announced on July 2, an agreement for the sale of its two mines in Nicaragua.

OceanaGold Corporation (1.8% of Fund net assets†) underperformed, down 24.9% during the first six months of 2019. This was driven primarily by provincial government opposition to its operations at the Didipio mine in the Philippines, which has negatively impacted trucking activities. The mine continues to operate with the approval of the national government,

7

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

and the company feels confident that the situation will be resolved, but the ongoing lack of support from the provincial government represents a risk to one of the company’s key operations.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck International Investors Gold Fund, please visit www.vaneck.com/blogs/gold-and-preciousmetals. To subscribe to VanEck’s gold updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. The Fund is subject to risks associated with investments in derivatives, commodity linked instruments, illiquid securities, and small- or mid-cap companies. The Fund is also subject to inflation risk, market risk, non-diversification risk, leverage risk, and risks of investments in a wholly owned subsidiary. Please see the prospectus and summary prospectus for information on these and other risk considerations.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Joseph M. Foster Portfolio Manager	Imaru Casanova Deputy Portfolio Manager
8

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2019.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]	MVIS® Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
9

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Return (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	12.55	6.06	12.04	11.04
One Year	(19.62)	(24.24)	(20.28)	(21.08)
Five Year	(11.89)	(12.92)	(12.59)	(12.59)
Ten Year	(0.99)	(1.58)	(1.78)	(1.78)

Average Annual Total Return (%)*	Class I**	Class Y**	SPGINRTR	MSCI ACWI
Six Months	12.77	12.68	14.58	16.60
One Year	(19.28)	(19.41)	(14.10)	6.32
Five Year	(11.53)	(11.67)	(6.80)	6.74
Ten Year	(0.60)	N/A	3.42	10.73
Life^	N/A	(3.81)	0.60	8.81
*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

S&P® North American Natural Resources Sector Index (SPGINRTR) represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry and steel sub-industry (reflects no deduction for fees, expenses or taxes).

MSCI All Country World Index (MSCI ACWI) represents large- and mid-cap companies across 23 developed and 24 emerging market countries (reflects no deduction for fees, expenses or taxes).

10

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Return (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	21.96	14.90	21.54	20.54
One Year	8.59	2.35	7.73	6.73
Five Year	(1.60)	(2.76)	(2.35)	(2.35)
Ten Year	(0.69)	(1.28)	(1.45)	(1.45)

Average Annual Total Return (%)*	Class I**	Class Y**	GDMNTR	MSCI ACWI
Six Months	22.16	22.12	21.81	16.60
One Year	9.06	8.98	16.02	6.32
Five Year	(1.19)	(1.29)	0.35	6.74
Ten Year	(0.30)	N/A	(2.78)	10.73
Life^ (annualized)	N/A	(5.13)	(6.13)	8.81
*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold (reflects no deduction for fees, expenses or taxes except withholding taxes).

MSCI All Country World Index (MSCI ACWI) represents large- and mid-cap companies across 23 developed and 24 emerging market countries (reflects no deduction for fees, expenses or taxes except withholding taxes).

11

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
Global Hard Assets Fund
Class A	Actual	$1,000.00	$1,125.50	1.38%	$7.27
	Hypothetical**	$1,000.00	$1,017.95	1.38%	$6.90
Class C	Actual	$1,000.00	$1,120.40	2.20%	$11.57
	Hypothetical**	$1,000.00	$1,013.88	2.20%	$10.99
Class I	Actual	$1,000.00	$1,127.70	0.95%	$5.01
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class Y	Actual	$1,000.00	$1,126.80	1.13%	$5.96
	Hypothetical**	$1,000.00	$1,019.19	1.13%	$5.66
International Investors Gold Fund
Class A	Actual	$1,000.00	$1,219.60	1.46%	$8.03
	Hypothetical**	$1,000.00	$1,017.55	1.46%	$7.30
Class C	Actual	$1,000.00	$1,215.40	2.21%	$12.14
	Hypothetical**	$1,000.00	$1,013.84	2.21%	$11.04
Class I	Actual	$1,000.00	$1,221.60	1.01%	$5.56
	Hypothetical**	$1,000.00	$1,019.79	1.01%	$5.06
Class Y	Actual	$1,000.00	$1,221.20	1.10%	$6.06
	Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
13

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.3%
Bermuda: 1.8%
1,031,000	Golar LNG Ltd. (USD)	$19,052,880
Canada: 22.8%
720,206	Agnico-Eagle Mines Ltd. (USD)	36,903,355
3,364,745	Barrick Gold Corp. (USD)	53,062,029
4,494,288	Encana Corp. (USD)	23,055,697
4,161,700	First Quantum Minerals Ltd.	39,533,846
3,475,800	Kinross Gold Corp. (USD) *	13,486,104
775,571	Nutrien Ltd. (USD)	41,462,026
1,597,785	Teck Resources Ltd. (USD)	36,844,922
		244,347,979
Israel: 2.3%
391,600	SolarEdge Technologies, Inc. (USD) *	24,459,336
Netherlands: 1.5%
241,200	Royal Dutch Shell Plc (ADR)	15,856,488
Switzerland: 2.5%
7,834,823	Glencore Plc (GBP) #	27,115,709
United Kingdom: 6.8%
1,077,500	Anglo American Plc #	30,782,454
669,300	Rio Tinto Plc (ADR)	41,724,162
		72,506,616
United States: 59.6%
118,400	Brigham Minerals, Inc. *	2,540,864
183,600	Bunge Ltd.	10,228,356
Number of Shares		Value
United States: (continued)
410,400	Cabot Oil & Gas Corp.	$9,422,784
889,400	CF Industries Holdings, Inc.	41,543,874
178,134	Chart Industries, Inc. *	13,694,942
264,400	Chevron Corp.	32,901,936
360,600	Cimarex Energy Co.	21,394,398
1,282,100	CNX Resources Corp. *	9,372,151
411,282	Concho Resources, Inc.	42,436,077
68,566	Corteva, Inc. *	2,027,497
466,468	Diamondback Energy, Inc.	50,831,018
68,566	Dow, Inc.	3,380,989
68,566	DuPont de Nemours, Inc.	5,147,250
290,900	EOG Resources, Inc.	27,100,244
187,000	Halliburton Co.	4,252,380
730,391	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,582,418
254,400	Kirby Corp. *	20,097,600
465,700	Louisiana-Pacific Corp.	12,210,654
861,800	Nabors Industries Ltd.	2,499,220
1,049,555	Newmont Mining Corp.	40,376,381
153,800	Ormat Technologies, Inc.	9,749,382
2,139,500	Parsley Energy, Inc. *	40,671,895
385,000	Patterson-UTI Energy, Inc.	4,431,350
520,397	PBF Energy, Inc.	16,288,426
573,000	PDC Energy, Inc. *	20,662,380
286,500	Pioneer Natural Resources Co.	44,080,890

See Notes to Financial Statements

14

Number of Shares		Value
United States: (continued)
1,216,900	ProPetro Holding Corp. *	$25,189,830
126,100	Schlumberger Ltd.	5,011,214
156,000	Solaris Oilfield Infrastructure, Inc.	2,336,880
396,000	Steel Dynamics, Inc.	11,959,200
1,108,400	Sunrun, Inc. *	20,793,584
1,057,600	Transocean Ltd. *	6,779,216
Number of Shares		Value
United States: (continued)
295,400	Tyson Foods, Inc.	$23,850,596
496,700	Viper Energy Partners LP	15,308,294
1,523,300	WPX Energy, Inc. *	17,533,183
		636,687,353
Total Common Stocks: 97.3% (Cost: $815,794,021)		1,040,026,361
Other assets less liabilities: 2.7%		28,510,017
NET ASSETS: 100.0%		$1,068,536,378

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $57,898,163 which represents 5.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.3%	$34,078,952
Energy	44.1	459,009,695
Industrials	5.2	54,586,126
Information Technology	2.4	24,459,336
Materials	42.1	437,560,452
Real Estate	2.0	20,582,418
Utilities	0.9	9,749,382
	100.0%	$1,040,026,361

See Notes to Financial Statements

15

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$19,052,880	$—	$—	$19,052,880
Canada	244,347,979	—	—	244,347,979
Israel	24,459,336	—	—	24,459,336
Netherlands	15,856,488	—	—	15,856,488
Switzerland	—	27,115,709	—	27,115,709
United Kingdom	41,724,162	30,782,454	—	72,506,616
United States	636,687,353	—	—	636,687,353
Total	$982,128,198	$57,898,163	$—	$1,040,026,361

See Notes to Financial Statements

16

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.7%
Australia: 22.8%
13,565,343	Bellevue Gold Ltd. * #	$6,666,103
19,376,020	Cardinal Resources Ltd. ‡ *	4,624,998
13,546,587	Evolution Mining Ltd. #	41,517,626
27,575,005	Gold Road Resources Ltd. * #	19,205,805
797,725	Newcrest Mining Ltd. #	17,921,854
3,131,000	Northern Star Resources Ltd. #	25,686,184
4,307,057	OceanaGold Corp. (CAD)	11,774,475
5,316,000	Saracen Mineral Holdings Ltd. * #	13,762,136
4,293,000	SolGold Plc (GBP) *	1,744,606
40,818,400	West African Resources Ltd. * #	9,342,439
		152,246,226
Canada: 64.6%
640,900	Agnico-Eagle Mines Ltd. (USD)	32,839,716
2,390,714	Alamos Gold, Inc. (USD)	14,463,820
911,500	Allegiant Gold Ltd. *	90,485
1,503,000	Allegiant Gold Ltd. * # ø	149,204
1,188,100	Auryn Resources, Inc. *	2,023,186
14,803,836	B2Gold Corp. (USD) *	44,855,623
2,971,200	Barrick Gold Corp. (USD)	46,855,824
948,000	Bear Creek Mining Corp. ø	1,213,440
1,739,000	Bear Creek Mining Corp. *	2,204,376
Number of Shares		Value
Canada: (continued)
667,000	Bear Creek Mining Corp. (USD) *	$853,760
2,951,430	Bonterra Resources, Inc. *	4,575,162
5,393,000	Columbus Gold Corp. *	720,686
6,683,640	Continental Gold, Inc. *	19,343,282
6,609,859	Corvus Gold, Inc. ‡ *	11,053,867
462,000	Detour Gold Corp. *	5,828,139
1,839,000	Eastmain Resources, Inc. # ø	210,565
3,262,000	Eastmain Resources, Inc. *	386,094
481,000	Eastmain Resources, Inc. (USD) * #	55,075
2,930,627	First Mining Gold Corp. *	503,525
2,363,444	Gold Standard Ventures Corp. (USD) *	2,505,251
961,000	Golden Star Resources Ltd. (USD) *	3,872,830
4,682,000	Kinross Gold Corp. (USD) *	18,166,160
1,577,684	Kirkland Lake Gold Ltd. (USD)	67,714,197
4,086,629	Leagold Mining Corp. *	6,210,066
17,978,782	Liberty Gold Corp. ‡ *	6,864,489
718,000	Lundin Gold, Inc. *	3,596,716
2,526,000	Midas Gold Corp. *	1,215,211
3,079,000	Nighthawk Gold Corp. *	1,175,595
3,375,000	Orezone Gold Corp. * #	1,649,422
8,653,375	Orezone Gold Corp. *	4,229,056

See Notes to Financial Statements

17

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value
Canada: (continued)
396,000	Osisko Gold Royalties Ltd. (USD)	$4,134,240
4,927,400	Osisko Mining, Inc. *	12,416,800
3,601,100	Otis Gold Corp. *	247,489
2,109,500	Premier Gold Mines Ltd. *	3,286,152
929,000	Pretium Resources, Inc. (USD) *	9,299,290
3,523,500	Probe Metals, Inc. *	3,470,898
8,935,000	Pure Gold Mining, Inc. *	4,025,543
8,665,756	Rio2 Ltd. ‡ *	2,713,115
8,417,000	Sabina Gold and Silver Corp. *	8,548,440
4,778,907	Semafo, Inc. *	18,830,255
903,000	SSR Mining, Inc. (USD) *	12,344,010
1,153,000	TMAC Resources, Inc. Reg S *	5,458,822
1,196,986	Wheaton Precious Metals Corp. (USD)	28,943,121
4,592,109	Yamana Gold, Inc. (USD)	11,572,115
		430,715,112
Mexico: 1.6%
975,551	Fresnillo Plc (GBP) #	10,797,200
Monaco: 0.5%
213,079	Endeavour Mining Corp. (CAD) *	3,473,893
South Africa: 1.4%
93,900	AngloGold Ashanti Ltd. (ADR)	1,672,359
1,409,000	Gold Fields Ltd. (ADR)	7,622,690
		9,295,049
United States: 7.8%
2,160,000	Argonaut Gold, Inc. ø	2,935,970
1,565,875	Argonaut Gold, Inc. (CAD) *	2,128,409
Number of Shares		Value
United States: (continued)
982,976	Newmont Mining Corp.	$37,815,087
87,100	Royal Gold, Inc.	8,926,879
		51,806,345
Total Common Stocks (Cost: $395,082,652)		658,333,825
WARRANTS: 0.2%
Canada: 0.2%
994,560	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/22/20) * #	0
1,503,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # ø	0
287,200	Bonterra Resources, Inc. Warrants (CAD 5.60, expiring 12/28/19) * #	0
938,434	Leagold Mining Corp. 05/24/20 Warrants (CAD 3.70, expiring 05/24/20) * #	37,622
10,822,000	Liberty Gold Corp. Warrants (CAD 0.60, expiring 10/02/21) ‡ * #	867,710
1,975,000	Probe Metals, Inc. Warrants (CAD 1.45, expiring 06/19/20) * #	282,778
5,058,500	Pure Gold Mining, Inc. Warrants (CAD 0.85, expiring 05/24/20) * #	144,854
Total Warrants (Cost: $1,324,450)		1,332,964

See Notes to Financial Statements

18

Number of Shares		Value
MONEY MARKET FUND: 0.9% (Cost: $6,146,843)
6,146,843	AIM Treasury Portfolio – Institutional Class	$6,146,843
Number of Shares	Value
Total Investments: 99.8% (Cost: $402,553,945)	$665,813,632
Other assets less liabilities: 0.2%	1,630,921
NET ASSETS: 100.0%	$667,444,553

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $148,296,577 which represents 22.2% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $4,509,179, or 0.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of June 30, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	1,503,000	$711,395	$149,204	0.0%
Allegiant Gold Ltd. Warrants	11/20/2017	1,503,000	—	0	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	2,935,970	0.5
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,213,440	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	210,565	0.0
			$16,463,625	$4,509,179	0.7%

See Notes to Financial Statements

19

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	1.7%	$11,223,360
Gold	88.9	592,014,732
Precious Metals & Minerals	4.1	27,485,576
Silver	4.4	28,943,121
Money Market Fund	0.9	6,146,843
	100.0%	$665,813,632

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19
Bonterra Resources, Inc.	$4,717,720	$—	$1,451,040	$(660,553)	$—	$(933,045)	$—	(a)
Cardinal Resources Ltd.	6,016,746	—	(133,883)	(86,269)	—	(1,171,596)	4,624,998
Corvus Gold, Inc.	13,494,316	131,329	(827,695)	109,115	—	(1,853,198)	11,053,867
Liberty Gold Corp. Warrant	297,264	—	—	—	—	570,446	867,710
Liberty Gold Corp.	4,661,299	—	(726,883)	(559,776)	—	3,489,849	6,864,489
Rio2 Ltd.	3,335,689	—	(305,614)	(652,020)	—	335,061	2,713,115
	$32,523,034	$131,329	$(543,035)	$(1,849,503)	$—	$437,517	$26,124,179

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$18,144,079	$134,102,147	$—	$152,246,226
Canada	428,650,846	2,064,266	—	430,715,112
Mexico	—	10,797,200	—	10,797,200
Monaco	3,473,893	—	—	3,473,893
South Africa	9,295,049	—	—	9,295,049
United States	51,806,345	—	—	51,806,345
Warrants
Canada	—	1,332,964	—	1,332,964
Money Market Fund	6,146,843	—	—	6,146,843
Total	$517,517,055	$148,296,577	$—	$665,813,632

See Notes to Financial Statements

20

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (1)	$1,040,026,361
Cash	149,078
Receivables:
Investments sold	112,366,397
Shares of beneficial interest sold	431,013
Dividends	766,597
Prepaid expenses	12,229
Other assets	20,122
Total assets	1,153,771,797
Liabilities:
Payables:
Investments purchased	18,802,368
Line of credit	21,957,027
Shares of beneficial interest redeemed	41,951,742
Due to Adviser	806,986
Due to Distributor	41,982
Deferred Trustee fees	783,172
Accrued expenses	892,142
Total liabilities	85,235,419
NET ASSETS	$1,068,536,378

Net Assets consist of:
Aggregate paid in capital	$1,973,969,096
Total distributable earnings (loss)	(905,432,718)
$1,068,536,378
$815,794,021
(1)	Cost of Investments

See Notes to Financial Statements

21

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$201,404,467
Shares of beneficial interest outstanding	6,973,674
Net asset value and redemption price per share	$28.88
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$30.64
Class C Shares:
Net Assets	$19,952,239
Shares of beneficial interest outstanding	812,059
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$24.57
Class I Shares:
Net Assets	$683,644,021
Shares of beneficial interest outstanding	22,504,035
Net asset value, offering and redemption price per share	$30.38
Class Y Shares:
Net Assets	$163,535,651
Shares of beneficial interest outstanding	5,542,364
Net asset value, offering and redemption price per share	$29.51

See Notes to Financial Statements

22

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$639,689,453
Affiliated issuers (2)	26,124,179
Cash denominated in foreign currency, at value (3)	20,427
Receivables:
Shares of beneficial interest sold	3,094,520
Dividends	93,184
Prepaid expenses	25,279
Other assets	12,602
Total assets	669,059,644
Liabilities:
Payables:
Shares of beneficial interest redeemed	624,195
Due to Adviser	314,541
Due to Distributor	67,149
Deferred Trustee fees	339,551
Accrued expenses	269,655
Total liabilities	1,615,091
NET ASSETS	$667,444,553

Net Assets consist of:
Aggregate paid in capital	$876,431,274
Total distributable earnings (loss)	(208,986,721)
$667,444,553
(1) Cost of Investments – unaffiliated issuers	$378,321,904
(2) Cost of Investments – affiliated issuers	$24,232,041
(3) Cost of cash denominated in foreign currency	$20,399

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$239,329,988
Shares of beneficial interest outstanding	25,657,837
Net asset value and redemption price per share	$9.33
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$9.90
Class C Shares:
Net Assets	$35,944,003
Shares of beneficial interest outstanding	4,452,864
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$8.07
Class I Shares:
Net Assets	$255,145,456
Shares of beneficial interest outstanding	21,026,861
Net asset value, offering and redemption price per share	$12.13
Class Y Shares:
Net Assets	$137,025,106
Shares of beneficial interest outstanding	14,343,411
Net asset value, offering and redemption price per share	$9.55

See Notes to Financial Statements

24

GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends	$13,398,012
Foreign taxes withheld	(235,984)
Total income	13,162,028
Expenses:
Management fees	6,610,318
Distribution fees – Class A	257,522
Distribution fees – Class C	114,140
Transfer agent fees – Class A	373,036
Transfer agent fees – Class C	38,213
Transfer agent fees – Class I	133,382
Transfer agent fees – Class Y	166,245
Custodian fees	32,756
Professional fees	44,655
Registration fees – Class A	25,206
Registration fees – Class C	11,362
Registration fees – Class I	11,603
Registration fees – Class Y	27,488
Reports to shareholders	39,727
Insurance	49,258
Trustees’ fees and expenses	65,893
Other	17,484
Total expenses	8,018,288
Waiver of management fees	(1,025,906)
Net expenses	6,992,382
Net investment income	6,169,646
Net realized gain (loss) on:
Investments sold	(78,050,474)
Foreign currency transactions and foreign denominated assets and liabilities	(40,592)
Net realized loss	(78,091,066)
Net change in unrealized appreciation (depreciation) on:
Investments	235,324,466
Foreign currency transactions and foreign denominated assets and liabilities	14,728
Net change in unrealized appreciation	235,339,194
Net Increase in Net Assets Resulting from Operations	$163,417,774

See Notes to Financial Statements

25

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends – unaffiliated issuers	$3,247,246
Foreign taxes withheld	(121,232)
Total income	3,126,014
Expenses:
Management fees	2,097,756
Distribution fees – Class A	257,012
Distribution fees – Class C	158,207
Transfer agent fees – Class A	192,274
Transfer agent fees – Class C	32,901
Transfer agent fees – Class I	24,278
Transfer agent fees – Class Y	55,992
Administration fees	711,466
Custodian fees	35,123
Professional fees	61,303
Registration fees – Class A	18,720
Registration fees – Class C	18,889
Registration fees – Class I	16,699
Registration fees – Class Y	20,387
Reports to shareholders	20,092
Insurance	15,656
Trustees’ fees and expenses	59,076
Interest	14,985
Other	417
Total expenses	3,811,233
Waiver of management fees	(245,015)
Net expenses	3,566,218
Net investment loss	(440,204)
Net realized gain (loss) on:
Investments sold – unaffiliated issuers	15,402,750
Investments sold – affiliated issuers	(1,849,503)
Foreign currency transactions and foreign denominated assets and liabilities	(26,119)
Net realized gain	13,527,128
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	109,095,059
Investments – affiliated issuers	437,517
Foreign currency transactions and foreign denominated assets and liabilities	411
Net change in unrealized appreciation	109,532,987
Net Increase in Net Assets Resulting from Operations	$122,619,911

See Notes to Financial Statements

26

GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$6,169,646	$3,450,931
Net realized loss	(78,091,066)	(116,918,728)
Net change in unrealized appreciation (depreciation)	235,339,194	(487,219,330)
Net increase (decrease) in net assets resulting from operations	163,417,774	(600,687,127)
Distributions to shareholders:
Dividends and distributions
Class I Shares	—	(2,984,993)
Class Y Shares	—	(125,862)
	—	(3,110,855)
Return of capital
Class I Shares	—	(392,132)
Class Y Shares	—	(16,534)
	—	(408,666)
Total distributions	—	(3,519,521)
Share transactions:
Proceeds from sale of shares
Class A Shares	21,382,137	65,747,511
Class C Shares	559,441	4,288,439
Class I Shares	54,207,842	242,566,267
Class Y Shares	21,905,514	107,474,906
	98,054,934	420,077,123
Reinvestment of distributions
Class I Shares	—	2,477,008
Class Y Shares	—	109,108
	—	2,586,116
Cost of shares redeemed
Class A Shares	(38,364,166)	(134,970,892)
Class C Shares	(7,901,919)	(21,981,838)
Class I Shares	(430,863,671)	(438,210,014)
Class Y Shares	(46,247,155)	(130,152,964)
	(523,376,911)	(725,315,708)
Net decrease in net assets resulting from share transactions	(425,321,977)	(302,652,469)
Total decrease in net assets	(261,904,203)	(906,859,117)
Net Assets:
Beginning of period	1,330,440,581	2,237,299,698
End of period	$1,068,536,378	$1,330,440,581

See Notes to Financial Statements

27

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment loss	$(440,204)	$(2,028,356)
Net realized gain (loss)	13,527,128	(49,162,504)
Net change in unrealized appreciation (depreciation)	109,532,987	(66,365,319)
Net increase (decrease) in net assets resulting from operations	122,619,911	(117,556,179)
Distributions to shareholders:
Class A Shares	—	(5,633,199)
Class C Shares	—	(1,028,314)
Class I Shares	—	(5,239,779)
Class Y Shares	—	(2,902,125)
Total distributions	—	(14,803,417)
Share transactions:
Proceeds from sale of shares
Class A Shares	16,239,859	43,277,880
Class C Shares	2,079,751	6,696,781
Class I Shares	35,962,648	59,060,559
Class Y Shares	25,923,038	88,491,475
	80,205,296	197,526,695
Reinvestment of distributions
Class A Shares	—	4,962,007
Class C Shares	—	912,185
Class I Shares	—	4,748,584
Class Y Shares	—	2,428,683
	—	13,051,459
Cost of shares redeemed
Class A Shares	(20,288,361)	(82,920,081)
Class C Shares	(4,425,583)	(14,920,603)
Class I Shares	(73,981,373)	(54,266,025)
Class Y Shares	(18,940,856)	(57,998,785)
	(117,636,173)	(210,105,494)
Net increase (decrease) in net assets resulting from share transactions	(37,430,877)	472,660
Total increase (decrease) in net assets	85,189,034	(131,886,936)
Net Assets:
Beginning of period	582,255,519	714,142,455
End of period	$667,444,553	$582,255,519

See Notes to Financial Statements

28

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018		2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$25.66		$36.32		$36.87		$25.76	$38.89	$48.31
Income from investment operations:
Net investment income (loss)	0.09	(b)(e)	(0.05	)(b)	(0.17	)(b)	(0.20)	0.05 (b)	(0.07)
Net realized and unrealized gain (loss) on investments	3.13		(10.61)		(0.38)		11.32	(13.05)	(9.31)
Total from investment operations	3.22		(10.66)		(0.55)		11.12	(13.00)	(9.38)
Less distributions from:
Net investment income	—		—		—		(0.01)	(0.13)	(0.04)
Net asset value, end of period	$28.88		$25.66		$36.32		$36.87	$25.76	$38.89
Total return (a)	12.55	%(c)	(29.35)%		(1.49)%		43.17%	(33.42)%	(19.41)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$201,404		$194,180		$349,066		$418,616	$321,875	$609,885
Ratio of gross expenses to average net assets	1.68	%(d)	1.59%		1.53%		1.50%	1.36%	1.43%
Ratio of net expenses to average net assets	1.38	%(d)	1.38%		1.38%		1.38%	1.36%	1.38%
Ratio of net expenses to average net assets, excluding interest expense	1.38	%(d)	1.38%		1.38%		1.38%	1.36%	1.38%
Ratio of net investment income (loss) to average net assets	0.78	%(d)(e)	(0.15)%		(0.50)%		(0.56)%	0.14%	(0.12)%
Portfolio turnover rate	21	%(c)	16%		17%		36%	26%	36%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Net Investment income per share reflects non-recurring dividends which amounted to $0.06 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 0.16%.

See Notes to Financial Statements

29

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018		2017		2016	2015		2014
	(unaudited)
Net asset value, beginning of period	$21.93		$31.28		$32.00		$22.53	$34.32		$42.99
Income from investment operations:
Net investment loss	(0.02	)(b)(e)	(0.29	)(b)	(0.39	)(b)	(0.42)	(0.21	)(b)	(0.48)
Net realized and unrealized gain (loss) on investments	2.66		(9.06)		(0.33)		9.90	(11.45)		(8.15)
Total from investment operations	2.64		(9.35)		(0.72)		9.48	(11.66)		(8.63)
Less distributions from:
Net investment income	—		—		—		(0.01)	(0.13)		(0.04)
Net asset value, end of period	$24.57		$21.93		$31.28		$32.00	$22.53		$34.32
Total return (a)	12.04	%(c)	(29.89)%		(2.25)%		42.08%	(33.96)%		(20.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,952		$24,454		$53,893		$94,488	$88,945		$202,213
Ratio of gross expenses to average net assets	2.48	%(d)	2.32%		2.19%		2.15%	2.16%		2.19%
Ratio of net expenses to average net assets	2.20	%(d)	2.20%		2.19%		2.15%	2.16%		2.19%
Ratio of net expenses to average net assets, excluding interest expense	2.20	%(d)	2.20%		2.19%		2.15%	2.16%		2.19%
Ratio of net investment loss to average net assets	(0.04	)%(d)(e)	(0.98)%		(1.33)%		(1.30)%	(0.67)%		(0.93)%
Portfolio turnover rate	21	%(c)	16%		17%		36%	26%		36%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Net Investment income per share reflects non-recurring dividends which amounted to $0.05 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (0.66)%.

See Notes to Financial Statements

30

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$26.94		$38.10	$38.51		$26.80	$40.31	$49.89
Income from investment operations:
Net investment income (loss)	0.15	(b)(e)	0.10 (b)	(0.03	)(b)	(0.06)	0.18 (b)	0.13
Net realized and unrealized gain (loss) on investments	3.29		(11.17)	(0.38)		11.78	(13.56)	(9.67)
Total from investment operations	3.44		(11.07)	(0.41)		11.72	(13.38)	(9.54)
Less dividends and distributions from:
Net investment income	—		(0.08)	—		(0.01)	(0.13)	(0.04)
Return of capital	—		(0.01)	—		—	—	—
Total dividends and distributions	—		(0.09)	—		(0.01)	(0.13)	(0.04)
Net asset value, end of period	$30.38		$26.94	$38.10		$38.51	$26.80	$40.31
Total return (a)	12.77	%(c)	(29.04)%	(1.06)%		43.73%	(33.18)%	(19.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$683,644		$944,775	$1,563,581		$1,629,778	$1,307,353	$2,142,879
Ratio of gross expenses to average net assets	1.07	%(d)	1.06%	1.06%		1.05%	1.04%	1.02%
Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.97%		1.00%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	0.95	%(d)	0.95%	0.97%		1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	1.21	%(d)(e)	0.29%	(0.08)%		(0.17)%	0.50%	0.27%
Portfolio turnover rate	21	%(c)	16%	17%		36%	26%	36%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Net Investment income per share reflects non-recurring dividends which amounted to $0.07 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 0.59%.

See Notes to Financial Statements

31

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$26.19		$37.01	$37.47		$26.11	$39.33	$48.74
Income from investment operations:
Net investment income (loss)	0.13	(b)(f)	0.04 (b)	(0.08	)(b)	(0.10)	0.13 (b)	0.06
Net realized and unrealized gain (loss) on investments	3.19		(10.84)	(0.38)		11.47	(13.22)	(9.43)
Total from investment operations	3.32		(10.80)	(0.46)		11.37	(13.09)	(9.37)
Less dividends and distributions from:
Net investment income	—		(0.02)	—		(0.01)	(0.13)	(0.04)
Return of capital	—		— (c)	—		—	—	—
Total dividends and distributions	—		(0.02)	—		(0.01)	(0.13)	(0.04)
Net asset value, end of period	$29.51		$26.19	$37.01		$37.47	$26.11	$39.33
Total return (a)	12.68	%(d)	(29.17)%	(1.23)%		43.55%	(33.27)%	(19.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$163,536		$167,032	$270,760		$312,113	$228,335	$358,429
Ratio of gross expenses to average net assets	1.26	%(e)	1.20%	1.16%		1.19%	1.15%	1.16%
Ratio of net expenses to average net assets	1.13	%(e)	1.13%	1.13%		1.13%	1.13%	1.13%
Ratio of net expenses to average net assets, excluding interest expense	1.13	%(e)	1.13%	1.13%		1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets	1.04	%(e)(f)	0.11%	(0.25)%		(0.30)%	0.37%	0.13%
Portfolio turnover rate	21	%(d)	16%	17%		36%	26%	36%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Net Investment income per share reflects non-recurring dividends which amounted to $0.07 per average share outstanding. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 0.42%.

See Notes to Financial Statements

32

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$7.65		$9.38	$8.62	$6.03	$8.00	$8.52
Income from investment operations:
Net investment loss (a)		(0.01)	(0.04)	(0.09)	(0.09)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	1.69		(1.47)	1.20	3.23	(1.93)	(0.43)
Total from investment operations	1.68		(1.51)	1.11	3.14	(1.97)	(0.52)
Less distributions from:
Net investment income	—		(0.22)	(0.35)	(0.55)	—	—
Net asset value, end of period	$9.33		$7.65	$9.38	$8.62	$6.03	$8.00
Total return (b)	21.96	%(c)	(15.99)%	13.03%	53.12%	(24.63)%	(6.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$239,330		$200,402	$285,679	$285,208	$204,987	$281,580
Ratio of gross expenses to average net assets	1.52	%(d)	1.47%	1.43%	1.35%	1.43%	1.47%
Ratio of net expenses to average net assets	1.46	%(d)	1.45%	1.43%	1.35%	1.43%	1.45%
Ratio of net expenses to average net assets, excluding interest expense	1.45	%(d)	1.45%	1.43%	1.35%	1.43%	1.45%
Ratio of net investment loss to average net assets	(0.37	)%(d)	(0.51)%	(0.93)%	(0.89)%	(0.54)%	(0.88)%
Portfolio turnover rate	10	%(c)	35%	32%	28%	45%	43%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

33

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$6.64		$8.25	$7.61	$5.41	$7.24	$7.76
Income from investment operations:
Net investment loss (a)		(0.04)	(0.09)	(0.14)	(0.15)	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments	1.47		(1.30)	1.06	2.90	(1.74)	(0.37)
Total from investment operations	1.43		(1.39)	0.92	2.75	(1.83)	(0.52)
Less distributions from:
Net investment income	—		(0.22)	(0.28)	(0.55)	—	—
Net asset value, end of period	$8.07		$6.64	$8.25	$7.61	$5.41	$7.24
Total return (b)	21.54	%(c)	(16.73)%	12.24%	52.00%	(25.28)%	(6.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$35,944		$31,889	$47,452	$50,632	$32,556	$52,916
Ratio of gross expenses to average net assets	2.39	%(d)	2.27%	2.21%	2.10%	2.22%	2.34%
Ratio of net expenses to average net assets	2.21	%(d)	2.20%	2.20%	2.10%	2.20%	2.20%
Ratio of net expenses to average net assets, excluding interest expense	2.20	%(d)	2.20%	2.20%	2.10%	2.20%	2.20%
Ratio of net investment loss to average net assets	(1.11	)%(d)	(1.25)%	(1.70)%	(1.65)%	(1.31)%	(1.63)%
Portfolio turnover rate	10	%(c)	35%	32%	28%	45%	43%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

34

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$9.93		$12.05	$10.97	$7.54	$9.95	$10.54
Income from investment operations:
Net investment income (loss) (a)	0.01		(0.01)	(0.06)	(0.06)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	2.19		(1.89)	1.54	4.04	(2.40)	(0.54)
Total from investment operations	2.20		(1.90)	1.48	3.98	(2.41)	(0.59)
Less distributions from:
Net investment income	—		(0.22)	(0.40)	(0.55)	—	—
Net asset value, end of period	$12.13		$9.93	$12.05	$10.97	$7.54	$9.95
Total return (b)	22.16	%(c)	(15.69)%	13.56%	53.63%	(24.22)%	(5.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$255,145		$243,901	$284,621	$183,511	$191,444	$166,371
Ratio of gross expenses to average net assets	1.10	%(d)	1.06%	1.04%	1.01%	1.07%	1.07%
Ratio of net expenses to average net assets	1.01	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.11	%(d)	(0.06)%	(0.51)%	(0.52)%	(0.13)%	(0.43)%
Portfolio turnover rate	10	%(c)	35%	32%	28%	45%	43%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

35

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$7.82		$9.55	$8.78	$6.12	$8.08	$8.58
Income from investment operations:
Net investment loss (a)	—	(c)	(0.01)	(0.06)	(0.07)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	1.73		(1.50)	1.22	3.28	(1.94)	(0.44)
Total from investment operations	1.73		(1.51)	1.16	3.21	(1.96)	(0.50)
Less distributions from:
Net investment income	—		(0.22)	(0.39)	(0.55)	—	—
Net asset value, end of period	$9.55		$7.82	$9.55	$8.78	$6.12	$8.08
Total return (b)	22.12	%(d)	(15.71)%	13.29%	53.49%	(24.26)%	(5.83)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$137,025		$106,064	$96,390	$75,361	$28,084	$46,183
Ratio of gross expenses to average net assets	1.20	%(e)	1.18%	1.16%	1.11%	1.21%	1.31%
Ratio of net expenses to average net assets	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.13%
Ratio of net expenses to average net assets, excluding interest expense	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.13%
Ratio of net investment loss to average net assets	(0.02	)%(e)	(0.17)%	(0.60)%	(0.66)%	(0.21)%	(0.55)%
Portfolio turnover rate	10	%(d)	35%	32%	28%	45%	43%
(a)	Calculated based upon average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

36

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate only to the following investment portfolios: Global Hard Assets Fund and International Investors Gold Fund (collectively the “Funds” and each a “Fund”). The International Investors Gold Fund is classified as a non-diversified fund and may effect certain investments through the Gold Series Fund I Subsidiary, (a wholly-owned “Subsidiary”). The Global Hard Assets Fund is classified as a diversified fund and seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and
37

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific
38

information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value each Fund’s investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Gold Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on November 7, 2011. Consolidated financial statements of the International Investors Gold Fund, present the financial position and results of operation for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2019, the International Investors Gold Fund held $26,236 in its Subsidiary, representing 0.01% of the Fund’s net assets.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment
39

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned subsidiary of the International Investors Gold Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the International Investors Gold Fund investment company taxable income. Net losses of the CFC cannot be deducted by the International Investors Gold Fund in the current year nor carried forward to offset taxable income in future years.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of
40

each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

G.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

H.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Funds held no derivative instruments during the period ended June 30, 2019.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received from or delivered to that
41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments. At June 30, 2019, the Funds held no financial instruments that would require additional disclosure.

Note 3—Investment Management and Other Agreements—The Van Eck Associates Corporation (“VEAC”) is the investment adviser (the “Adviser”) to the Global Hard Assets Fund and International Investors Gold Fund.

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets:

Fund	Annual Rate
Global Hard Assets Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% on the next $250 million and 0.50% thereafter

The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2019, are as follows:

	Expense Limitations	Waiver of Management Fees
Global Hard Assets Fund
Class A	1.38%	$307,771
Class C	2.20	31,953
Class I	0.95	568,659
Class Y	1.13	117,523
International Investors Gold Fund
Class A	1.45%	$62,764
Class C	2.20	29,075
Class I	1.00	101,778
Class Y	1.10	51,398

The Adviser also performs accounting and administrative services for the International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in expenses in the Statement of Operations.

42

For the period ended June 30, 2019, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, received a total of $188,710 in sales loads relating to the sale of shares of the Funds, of which $166,642 was reallowed to broker/dealers and the remaining $22,068 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—The cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended June 30, 2019 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Hard Assets Fund	$258,848,546	$648,352,097
International Investors Gold Fund	56,002,884	98,360,452

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Hard Assets Fund	$855,764,027	$305,167,487	$(120,905,153)	$184,262,334
International Investors Gold Fund	444,584,544	291,069,299	(69,840,211)	221,229,088

The tax character of dividends paid to shareholders during the year ended December 31, 2018 were as follows:

Fund	Ordinary Income	Return of Capital
Global Hard Assets Fund	$3,110,855	$408,666
International Investors Gold Fund	14,804,273	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Global Hard Assets Fund	$ (98,836,968)	$(918,205,411)	$(1,017,042,379)
International Investors Gold Fund	(136,306,899)	(304,852,772)	(441,159,671)
43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds may be subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes, if any, on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

Note 6—Principal Risks—The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. Changes in laws or government regulation by the United States and/or the Cayman Islands could adversely affect the operations of the Funds. The Global Hard Assets Fund and the International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

44

Note 7—12b-1 Plans of Distribution—Pursuant to Rule 12b-1 Plans of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Global Hard Assets Fund		International Investors Gold Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)		(unaudited)
Class A
Shares sold	761,244	1,994,668	1,971,939	5,155,820
Shares reinvested	—	—	—	680,663
Shares redeemed	(1,353,643)	(4,038,493)	(2,513,078)	(10,085,024)
Net decrease	(592,399)	(2,043,825)	(541,139)	(4,248,541)

Class C
Shares sold	23,343	148,481	292,306	942,608
Shares reinvested	—	—	—	143,878
Shares redeemed	(326,530)	(755,974)	(638,474)	(2,040,789)
Net decrease	(303,187)	(607,493)	(346,168)	(954,303)

	Global Hard Assets Fund		International Investors Gold Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)		(unaudited)
Class I
Shares sold	1,847,989	6,886,782	3,481,674	5,997,035
Shares reinvested	—	95,233	—	501,435
Shares redeemed	(14,408,302)	(12,952,129)	(7,014,768)	(5,567,948)
Net increase (decrease)	(12,560,313)	(5,970,114)	(3,533,094)	930,522

Class Y
Shares sold	765,672	3,050,944	3,089,438	10,301,007
Shares reinvested	—	4,314	—	325,561
Shares redeemed	(1,600,218)	(3,994,017)	(2,306,310)	(7,154,659)
Net increase (decrease)	(834,546)	(938,759)	783,128	3,471,909
45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the Funds borrowed under this Facility as follows:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2019
Global Hard Assets Fund	4	$22,851,873	3.67%	$21,957,027
International Investors Gold Fund	6	11,453,971	3.73	—

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

46

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited)

GLOBAL HARD ASSETS FUND
INTERNATIONAL INVESTORS GOLD FUND

(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;
47

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (each, a “Performance Category”), (ii) a sub-group of funds selected from its Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (each, a “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in its Performance Category that have the same share class (each, an “Expense Category”) and (ii) a sub-set of the funds that comprise its Performance Peer Group that have the same share class (each, an “Expense Peer Group”);

■	With respect to the International Investors Gold Fund, a supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;
48

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees,
49

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for each Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the applicable Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with each Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s

50

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as each Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for each Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of each Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of that Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2018.

51

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

Performance.

Global Hard Assets Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Peer Group and Performance Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three-, five-, and ten-year periods. The Board noted that the Fund’s large holdings in the energy sector detracted from Fund performance. The Board also noted that the Fund’s performance has improved after being adversely affected by a prevailing bear market in recent years.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group medians for the one-year period, and the Fund had outperformed its Performance Category and Performance Peer Group medians for the three-, five- and ten-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five- and ten-year periods, and the Fund had underperformed its benchmark for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses.

Global Hard Assets Fund. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

International Investors Gold Fund. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was equal to the median advisory fee rates of its Expense Category and Expense Peer Group, and that the Fund’s total expense ratio, net

52

of waivers or reimbursements and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to each Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which each Fund invests and the volatility of cash flow into and out of each Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and that Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for each Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business

53

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2019 (unaudited) (continued)

judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of that Fund’s shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

54

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	GHAIIGSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy—one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2019 (unaudited)

Management Discussion

The Unconstrained Emerging Market Bond Fund (the “Fund”) gained 9.67% (Class A shares, excluding sales charge) over the six month period ended June 30, 2019, slightly underperforming the Fund’s benchmark. The Fund’s benchmark—a blended index consisting of 50% of J.P. Morgan’s hard currency1 sovereign index (J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI2)) and 50% of J.P. Morgan’s local currency3 sovereign index (J.P. Morgan Government Bond Index Emerging Markets Global Diversified Index (GBI-EM4))—gained 10.03%. EMBI gained 11.31% and the local currency GBI-EM gained 8.72%.

Market Review

Emerging markets debt, along with most asset prices, was significantly driven by global macroeconomic factors, particularly U.S. interest rate policy and tensions between the U.S. and the large trading nations. The U.S. 10-year Treasury started 2019 with a yield of 2.69%, and ended June 2019 with a yield of 2.00%. The yield drop was associated with weaker growth in trade, particularly in Asia, combined with no warning signs on inflation. The dovish pivot by the U.S. Federal Reserve (the “Fed”) was also associated with more nebulous developments such as (further) risks to growth that could emanate from a stalemate in the trade war, the late stage of the U.S. economic cycle and rising risks around China (not just those that are trade-related). Pressure on the Fed to ease policy also came from the White House, as well as a “state of nature” in which the Fed increasingly follows market imperatives, even if economic ones are not obvious.

Trade policy was the significant market driver, hitting emerging markets local currencies (“EMFX”) in particular. In the first half of 2019, the U.S. largely settled its trade issues with Mexico, but trade tensions with China rose, culminating in tariff impositions and threats of even more tariffs from the U.S. After the G-20 meeting at the end of June, these issues were “contained” within the current resumption of trade talks. Nonetheless, the market is in “wait and see” mode. In addition, as the quarters roll by, U.S. tension with China is less and less defined by trade talks, and increasingly defined by the more intractable issues of intellectual property and strategic competition. Moreover, we think that many in the market expect a deal because both the U.S. and Chinese leadership want a resolution to boost domestic political support. We are not comfortable coming to such a conclusion, certainly not with any conviction. Finally, looming over trade talks is the risk that China floats its exchange rate (or,

3

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

more likely, manages its currency weaker) in the event of an adverse outcome. That would have a significant knock on EMFX which compete with China directly and indirectly.

There is clear “circularity” here—the worse trade goes the more the Fed will compensate by lowering interest rates; the implication is that lower yields are a more confident prediction than a weaker U.S. dollar. The bottom line is that, at this mid-point in 2019, both the Fed and trade talks are up in the air. What we have seen, though, is a Fed citing trade friction resulting from policy as a reason (among others) to ease. While that is happening, yield curve inversion and the length (record-breaking) of the U.S. economic recovery mean that a recession countdown has started for many. We are more confident, as a result, that interest rates are anchored at low levels than we are that the U.S. dollar will follow U.S. interest rates lower.

There have been some important country-specific developments in Mexico, Brazil, Argentina, Turkey and South Africa. In Mexico, the market continues to debate whether the new president is truly orthodox in terms of economic policy, or just buying time while heterodoxy spreads. The resignation of his first finance minister makes a case for the last, as do delays and confusion surrounding the plans for fixing state-owned oil giant Pemex. In Brazil, we await the passage of pension reform as it progresses through the legislature, which would be an important signal that the country is dealing with its critical problem—chronically high government spending. Argentina came into 2019 a market loser, with high external debt and a weakening currency; as the year developed, though, market-friendly President Mauricio Macri made a shrewd political deal with a rival and is benefiting from declining inflation and stabilizing growth. Turkey had a terrible 2018 and is having a bad start in 2019. The country’s president is stimulating fiscal policy while co-opting the central bank to ease, in a context of large corporate debt rollovers and low reserves; we see a serious risk of capital controls and default on U.S. dollar corporate bonds. South Africa saw its new president basically dither and not get ahead of the ongoing debacle at state-owned utility Eskom.

Fund Review

The Fund was boosted by country exposures in Venezuela (underweight), Argentina (overweight) and Ukraine (overweight), and hurt by Mexico (underweight), Russia (underweight) and Brazil (overweight). In Venezuela, the Fund had a tactical exposure that was successful, but most importantly completely exited the position after a brief holding period. In

4

Argentina, the Fund slowly re-entered exposure as market panic continued, on the idea that the selling was overdone and that a positive narrative could ensue. Currently, that positive narrative—President Mauricio Macri’s poll numbers rising with growth stabilizing and inflation declining—looks to be continuing. In Ukraine, recent presidential elections resulted in a landslide for a candidate supporting the International Monetary Fund (“IMF”); an IMF program would generate good policy, but most importantly would address large looming amortizations. In Mexico, the Fund is skeptical of President Andrés Manuel López Obrador’s economic ideology, furthermore the country has low reserves to withstand such risks, so the Fund missed out on the high carry. In Russia, the Fund sees the risk of further sanctions as somewhat un-analyzable, and thus 50-50; the asset-price outcomes, though, are not symmetric, with a lot more downside than upside, so the Fund also missed carry there.

During the first half of the year, the Fund took forward positions in a number of currencies that permitted long positions in securities. Forward positions in the South African rand, Turkish lira and Korean won contributed positively to the Fund’s performance. Forward positions in the Mexican peso, Thailand baht and the Euro detracted. Forwards as a whole had almost no impact of the Fund’s performance over this period.

For more information or to access investment and market insights, visit our web site or subscribe to our commentaries. To review timely updates related to emerging markets bonds, please visit www.vaneck.com/blogs/emerging-markets-bonds. To subscribe to VanEck’s emerging markets bonds updates, please contact us at 800.826.2333 or visit vaneck.com/subscribe to register.

The Fund is subject to risks associated with its investments in emerging markets debt securities. Investing in foreign denominated and/or domiciled securities may involve heightened risk due to currency fluctuations, and economic and political risks, which may be enhanced in emerging markets. As the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. The Fund may also be subject to credit risk, counterparty risk, interest rate risk, sovereign debt risk, tax risk, hedging risk, non-diversification risk, and risks associated with noninvestment grade securities. Please see the

5

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

prospectus and summary prospectus for information on these and other risk considerations.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Eric Fine	David Austerweil
Portfolio Manager	Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Hard currency refers to currencies that are generally widely accepted around the world such as the U.S. dollar, euro, or yen.

[2]	J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark.

[3]	Emerging markets local currency bonds are bonds denominated in the local currency of the issuer.

[4]	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.
6

UNCONSTRAINED EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

June 30, 2019 (unaudited)

Average Annual Total Return (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	9.67	3.29	9.60	8.60
One Year	9.27	2.99	8.62	7.62
Five Year	(0.50)	(1.66)	(1.16)	(1.16)
Life^ (annualized)	1.80	0.94	1.10	1.10

Average Annual Total Return (%)*	Class I**	Class Y**	50% EMBI/ 50% GBI-EM	EMBI	GBI-EM
Six Months	9.97	9.98	10.03	11.31	8.72
One Year	9.57	9.61	10.77	12.45	8.99
Five Year	(0.18)	(0.24)	2.46	5.30	(0.45)
Life^ (annualized)	2.09	2.03	2.98	5.42	0.47

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since July 9, 2012 (inception date for all share classes)

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark. J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.

7

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 – June 30, 2019
Unconstrained Emerging Markets Bond Fund
Class A
Actual	$1,000.00	$1,096.70	1.28%	$6.65
Hypothetical**	$1,000.00	$1,018.45	1.28%	$6.41
Class C
Actual	$1,000.00	$1,096.00	1.98%	$10.29
Hypothetical**	$1,000.00	$1,014.98	1.98%	$9.89
Class I
Actual	$1,000.00	$1,099.70	0.98%	$5.10
Hypothetical**	$1,000.00	$1,019.93	0.98%	$4.91
Class Y
Actual	$1,000.00	$1,099.80	1.03%	$5.36
Hypothetical**	$1,000.00	$1,019.69	1.03%	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 34.8%

Argentina: 0.3%
USD	45,000	YPF SA 144A 8.50%, 03/27/29 (c)	$44,379
Cayman Islands: 3.4%
	173,000	China Evergrande Group Reg S 8.75%, 06/28/21 (c)	153,816
		Fantasia Holdings Group Co. Ltd. Reg S
	130,000	7.38%, 10/04/19 (c)	119,281
	82,000	8.38%, 03/08/21	78,640
	197,000	NagaCorp. Ltd. 144A 9.38%, 05/21/20 (c)	208,426
			560,163
China / Hong Kong: 1.0%
	167,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c)	164,014
Georgia: 0.5%
	91,000	TBC Bank JSC 144A 5.75%, 06/19/24	90,659
Indonesia: 1.2%
	186,000	Bukit Makmur Mandiri Utama PT Reg S 7.75%, 02/13/20 (c)	192,804
Ireland: 3.9%
	205,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	209,100
	182,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	192,465
	227,000	Oilflow SPV 1 DAC Reg S 12.00%, 01/13/22	237,308
			638,873
Luxembourg: 4.5%
	202,000	CSN Resources SA 144A 7.63%, 04/17/22 (c)	214,794
	113,000	Millicom International Cellular SA 144A 6.25%, 03/25/24 (c)	121,475
	239,000	Puma International Financing SA Reg S 5.00%, 01/24/21 (c)	208,095
	182,000	Topaz Marine SA 144A 9.13%, 07/29/19 (c)	183,877
			728,241

See Notes to Financial Statements

10

Principal Amount			Value

Mexico: 0.1%
USD	380,000	Corp. GEO SAB de CV Reg S 9.25%, 07/29/19 (c) (d) *	$46
	23,000	Trust F/1401 144A 6.39%, 07/15/49 (c)	23,633
			23,679
Mongolia: 1.2%
	195,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/21 (c)	194,610
Netherlands: 4.8%
	170,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	176,180
	570,000	Petrobras Global Finance BV 6.90%, 03/19/49	608,190
			784,370
Nigeria: 1.2%
	183,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	193,065
Norway: 1.3%
	200,000	DNO ASA Reg S 144A 8.75%, 05/31/21 (c)	206,000
Panama: 1.1%
	187,000	Avianca Holdings SA Reg S 8.38%, 07/29/19 (c)	182,888
Paraguay: 0.4%
	57,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/22 (c)	59,565
Singapore: 3.2%
	150,444	Eterna Capital Pte Ltd. 8.00% 07/29/19 (c)	125,767
	37,785	Eterna Capital Pte Ltd. Reg S 6.00% 07/29/19 (c)	37,179
	209,000	Indika Energy Capital III Pte Ltd. Reg S 5.88%, 11/09/21 (c)	205,127
	55,127	Innovate Capital Pte Ltd. Reg S 6.00% 07/29/19 (c)	31,023
	123,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/23 (c)	123,822
			522,918
United Arab Emirates: 1.0%
	170,000	ADES International Holding Plc 144A 8.63%, 04/24/21 (c)	169,119

See Notes to Financial Statements

11

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

United Kingdom: 3.3%
USD	193,831	DTEK Finance Plc 10.75% 07/29/19 (c)	$197,542
	160,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c)	163,000
	170,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	173,016
			533,558
United States: 2.4%
	194,000	Azul Investments LLP Reg S 5.88%, 10/26/21 (c)	191,817
	204,000	Gran Tierra Energy, Inc. 144A 7.75%, 05/23/23 (c)	201,042
			392,859
Total Corporate Bonds (Cost: $5,591,743)			5,681,764

FOREIGN GOVERNMENT OBLIGATIONS: 60.9%

Argentina: 6.8%
		Argentine Republic Government International Bonds
	473,000	6.88%, 04/22/21	416,476
	185,069	8.28%, 12/31/33	155,228
ARS	3,917,000	Autonomous City of Buenos Aires 56.07% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+5.00%), 01/23/22 (f)	78,658
	23,992,000	Provincia de Buenos Aires 54.53% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	465,977
USD	499	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	306
			1,116,645
Armenia: 1.3%
	169,000	Republic of Armenia International Bond 144A 7.15%, 03/26/25	195,322
	15,000	Republic of Armenia International Bond Reg S 7.15%, 03/26/25	17,336
			212,658
Azerbaijan: 2.1%
	326,000	Republic of Azerbaijan International Bond Reg S 5.13%, 09/01/29	341,812

See Notes to Financial Statements

12

Principal Amount			Value

Belarus: 4.9%
BYN	400,000	Development Bank of the Republic of Belarus JSC 144A 12.00%, 05/15/22	$195,619
USD	208,000	Republic of Belarus International Bond 144A 6.20%, 02/28/30	223,233
	351,000	Republic of Belarus International Bond Reg S 6.88%, 02/28/23	378,532
			797,384
Brazil: 3.0%
BRL	1,638,000	Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/25 (a)	482,217
Costa Rica: 2.9%
		Costa Rica International Bonds Reg S
USD	135,000	7.00%, 04/04/44	134,495
	344,000	7.16%, 03/12/45	346,153
			480,648
Dominican Republic: 2.0%
DOP	7,700,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	154,923
	8,850,000	Dominican Republic International Bond Reg S 8.90%, 02/15/23	174,254
			329,177
El Salvador: 3.9%
		El Salvador Government International Bonds Reg S
USD	151,000	5.88%, 01/30/25	151,002
	169,000	7.65%, 06/15/35	176,395
	154,000	8.25%, 04/10/32	169,979
	123,000	8.63%, 02/28/29	140,221
			637,597
Ghana: 5.4%
		Ghana Government International Bonds Reg S
	326,000	8.13%, 01/18/26	351,659
	518,000	8.63%, 06/16/49	523,711
			875,370
Jamaica: 1.0%
	130,000	Jamaica Government International Bond 7.88%, 07/28/45	160,876

See Notes to Financial Statements

13

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Jordan: 2.4%
USD	177,000	Jordan Government International Bond 144A 7.38%, 10/10/47	$183,185
	200,000	Jordan Government International Bond Reg S 7.38%, 10/10/47	206,989
			390,174
Mexico: 2.9%
MXN	8,550,000	Mexican Bonos 8.50%, 11/18/38	477,130
Mongolia: 2.8%
USD	398,000	Mongolia Government International Bond Reg S 8.75%, 03/09/24	449,981
Nigeria: 6.0%
	205,000	Nigeria Government International Bond Reg S 7.88%, 02/16/32	214,862
		Nigeria Government International Bonds 144A
	134,000	7.63%, 11/21/25	146,646
	540,000	9.25%, 01/21/49	612,669
			974,177
Peru: 5.0%
		Peru Government Bonds Reg S 144A
PEN	783,000	5.94%, 02/12/29	259,290
	954,000	6.15%, 08/12/32 (a)	318,205
	182,000	Peru Government International Bond 144A 5.40%, 08/12/34	56,522
	501,000	Peru Government International Bond Reg S 6.90%, 08/12/37	177,947
			811,964
Tunisia: 3.8%
USD	673,000	Banque Centrale de Tunisie International Bond Reg S 5.75%, 01/30/25	628,003
Ukraine: 2.0%
	146,000	Ukraine Government International Bond 144A 8.99%, 02/01/24	159,414
	242,000	Ukraine Government International Bond Reg S 0.00%, 05/31/40 (s)	174,153
			333,567
United Kingdom: 2.7%
UAH	11,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	446,932
Total Foreign Government Obligations (Cost: $9,557,971)			9,946,312

See Notes to Financial Statements

14

Number of Shares			Value

COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	$0
MONEY MARKET FUND: 0.8% (Cost: $132,505)
USD	132,505	AIM Treasury Portfolio - Institutional Class	132,505
Total Investments: 96.5% (Cost: $15,282,219)			15,760,581
Other assets less liabilities: 3.5%			578,874
NET ASSETS: 100.0%			$16,339,455
Definitions:
ARS	Argentine Peso
BRL	Brazilian Real
BYN	Belarusian Ruble
DOP	Dominican Peso
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UAH	Ukrainian Hryvnia
USD	United States Dollar
Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,453,255, or 33.4% of net assets.

See Notes to Financial Statements

15

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Schedule of Open Forward Foreign Currency Contracts – June 30, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	USD	118,998	MYR	492,057	7/10/2019	$60
State Street Bank and Trust Company	MYR	492,057	USD	118,425	7/10/2019	(633)
State Street Bank and Trust Company	USD	319,892	MXN	6,150,282	7/11/2019	72
State Street Bank and Trust Company	MXN	4,731,741	USD	239,669	7/11/2019	(6,496)
State Street Bank and Trust Company	MXN	1,547,306	USD	80,223	7/11/2019	(274)
State Street Bank and Trust Company	TRY	475,461	USD	80,572	7/22/2019	(595)
State Street Bank and Trust Company	TRY	477,101	USD	81,493	7/22/2019	47
State Street Bank and Trust Company	TRY	475,909	USD	81,095	7/22/2019	(147)
State Street Bank and Trust Company	TRY	484,452	USD	81,805	7/22/2019	(896)
State Street Bank and Trust Company	USD	48,753	CLP	33,162,042	7/29/2019	206
State Street Bank and Trust Company	CLP	387,262,462	USD	570,342	7/29/2019	(1,394)
Net unrealized depreciation on forward foreign currency contracts						$(10,050)
Definitions:
CLP	Chilean Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	United States Dollar

See Notes to Financial Statements

16

Summary of Investments by Sector	% of Investments	Value
Basic Materials	4.8%	$756,794
Communications	1.2	181,040
Consumer, Cyclical	4.9	775,596
Energy	15.9	2,502,833
Financial	6.8	1,076,451
Government	63.1	9,946,312
Industrial	2.5	389,050
Money Market Fund	0.8	132,505
	100.0%	$15,760,581

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,681,764	$—	$5,681,764
Foreign Government Obligations*	—	9,946,312	—	9,946,312
Common Stocks*	—	—	0	0
Money Market Fund	132,505	—	—	132,505
Total	$132,505	$15,628,076	$0	$15,760,581
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(10,050)	$—	$(10,050)

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

17

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $15,282,219)	$15,760,581
Cash denominated in foreign currency, at value (Cost $24)	21
Receivables:
Investments sold	817,948
Due from Adviser	58,851
Dividends and interest	357,606
Prepaid expenses	97
Total assets	16,995,104
Liabilities:
Payables:
Investments purchased	495,871
Shares of beneficial interest redeemed	1,372
Due to custodian	28,047
Due to Distributor	2,209
Deferred Trustee fees	12,320
Accrued expenses	105,780
Unrealized depreciation on forward foreign currency contracts	10,050
Total liabilities	655,649
NET ASSETS	$16,339,455
Class A Shares:
Net Assets	$5,159,054
Shares of beneficial interest outstanding	787,106
Net asset value and redemption price per share	$6.55
Maximum offering price per share (Net asset value per share ÷ 94.25%) .	$6.95
Class C Shares:
Net Assets	$1,524,816
Shares of beneficial interest outstanding	241,048
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$6.33
Class I Shares:
Net Assets	$6,439,941
Shares of beneficial interest outstanding	969,392
Net asset value, offering and redemption price per share	$6.64
Class Y Shares:
Net Assets	$3,215,644
Shares of beneficial interest outstanding	486,551
Net asset value, offering and redemption price per share	$6.61
Net Assets consist of:
Aggregate paid in capital	$48,652,697
Total distributable earnings (loss)	(32,313,242)
$16,339,455

See Notes to Financial Statements

18

 UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends		$5,592
Interest (net of foreign taxes withheld of $6,087)		658,019
Total income		663,611
Expenses:
Management fees	$70,375
Distribution fees — Class A	6,202
Distribution fees — Class C	7,981
Transfer agent fees — Class A	9,789
Transfer agent fees — Class C	7,391
Transfer agent fees — Class I	8,694
Transfer agent fees — Class Y	9,564
Custodian fees	9,977
Professional fees	42,015
Registration fees — Class A	22,791
Registration fees — Class C	22,197
Registration fees — Class I	22,322
Registration fees — Class Y	22,198
Reports to shareholders	12,506
Insurance	1,035
Trustees’ fees and expenses	855
Interest	2,694
Other	655
Total expenses	279,241
Waiver of management fees	(70,375)
Expenses assumed by the Adviser	(106,250)
Net expenses		102,616
Net investment income		560,995
Net realized gain (loss) on:
Investments (net of foreign taxes of $4,786)		329,175
Forward foreign currency contracts		6,327
Foreign currency transactions and foreign denominated assets and liabilities		749
Net realized gain		336,251
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $1,312)		793,037
Forward foreign currency contracts		(10,050)
Foreign currency transactions and foreign denominated assets and liabilities		(583)
Net change in unrealized appreciation		782,404
Net Increase in Net Assets Resulting from Operations		$1,679,650

See Notes to Financial Statements

19

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$560,995	$2,152,000
Net realized gain (loss)	336,251	(3,628,928)
Net change in unrealized appreciation (depreciation)	782,404	(1,085,060)
Net increase (decrease) in net assets resulting from operations	1,679,650	(2,561,988)
Distributions to shareholders:
Dividends and distributions
Class A Shares	(147,159)	—
Class C Shares	(28,712)	—
Class I Shares	(221,773)	—
Class Y Shares	(151,692)	—
	(549,336)	—
Return of capital
Class A Shares	—	(345,906)
Class C Shares	—	(107,070)
Class I Shares	—	(1,437,225)
Class Y Shares	—	(471,089)
	—	(2,361,290)
Total distributions	(549,336)	(2,361,290)
Share transactions:
Proceeds from sale of shares
Class A Shares	101,790	369,249
Class C Shares	45,743	161,154
Class I Shares	305,692	656,158
Class Y Shares	163,502	1,075,717
	616,727	2,262,278
Reinvestment of distributions
Class A Shares	98,383	212,528
Class C Shares	26,900	87,344
Class I Shares	64,338	193,474
Class Y Shares	134,897	365,743
	324,518	859,089
Cost of shares redeemed
Class A Shares	(153,343)	(888,235)
Class C Shares	(243,909)	(856,227)
Class I Shares	(4,267,456)	(16,135,572)
Class Y Shares	(2,268,732)	(7,653,625)
	(6,933,440)	(25,533,659)
Net decrease in net assets resulting from share transactions	(5,992,195)	(22,412,292)
Total decrease in net assets	(4,861,881)	(27,335,570)
Net Assets:
Beginning of period	21,201,336	48,536,906
End of period	$16,339,455	$21,201,336

See Notes to Financial Statements

20

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$6.15		$7.00	$6.77	$6.64	$8.18	$8.55
Income from investment operations:
Net investment income	0.20	(b)	0.38 (b)	0.49 (b)	0.25	0.45	0.54
Net realized and unrealized gain (loss) on investments	0.39		(0.81)	0.29	0.15	(1.53)	(0.37)
Total from investment operations	0.59		(0.43)	0.78	0.40	(1.08)	0.17
Less dividends and distributions from:
Net investment income	(0.19)		—	(0.55)	(0.16)	—	(0.38)
Return of capital	—		(0.42)	—	(0.11)	(0.46)	(0.16)
Total dividends and distributions	(0.19)		(0.42)	(0.55)	(0.27)	(0.46)	(0.54)
Net asset value, end of period	$6.55		$6.15	$7.00	$6.77	$6.64	$8.18
Total return (a)	9.67	%(c)	(6.39)%	11.68%	6.06%	(13.60)%	1.83%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,159		$4,793	$5,821	$8,657	$11,763	$36,990
Ratio of gross expenses to average net assets	3.15	%(d)	2.05%	1.71%	1.68%	1.44%	1.32%
Ratio of net expenses to average net assets	1.28	%(d)	1.26%	1.26%	1.25%	1.25%	1.25%
Ratio of net expenses to average net assets, excluding interest expense	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	6.30	%(d)	5.78%	7.02%	3.70%	5.63%	6.04%
Portfolio turnover rate	160	%(c)	269%	568%	546%	605%	410%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

21

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$5.88		$6.68	$6.53	$6.45	$8.02	$8.45
Income from investment operations:
Net investment income	0.17	(b)	0.32 (b)	0.43 (b)	0.21	0.37	0.46
Net realized and unrealized gain (loss) on investments	0.39		(0.79)	0.27	0.14	(1.48)	(0.35)
Total from investment operations	0.56		(0.47)	0.70	0.35	(1.11)	0.11
Less dividends and distributions from:
Net investment income	(0.11)		—	(0.55)	(0.16)	—	(0.38)
Return of capital	—		(0.33)	—	(0.11)	(0.46)	(0.16)
Total dividends and distributions	(0.11)		(0.33)	(0.55)	(0.27)	(0.46)	(0.54)
Net asset value, end of period	$6.33		$5.88	$6.68	$6.53	$6.45	$8.02
Total return (a)	9.60	%(c)	(7.15)%	10.86%	5.45%	(14.26)%	1.11%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,525		$1,582	$2,447	$2,723	$3,669	$6,714
Ratio of gross expenses to average net assets	6.31	%(d)	3.53%	3.38%	3.01%	2.68%	2.60%
Ratio of net expenses to average net assets	1.98	%(d)	1.96%	1.96%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets, excluding interest expense	1.95	%(d)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income to average net assets	5.57	%(d)	5.01%	6.38%	3.20%	4.93%	5.37%
Portfolio turnover rate	160	%(c)	269%	568%	546%	605%	410%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

22

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$6.25		$7.13	$6.87	$6.71	$8.23	$8.58
Income from investment operations:
Net investment income	0.21	(b)	0.40 (b)	0.51 (b)	0.31	0.47	0.55
Net realized and unrealized gain (loss) on investments	0.41		(0.83)	0.30	0.12	(1.53)	(0.36)
Total from investment operations	0.62		(0.43)	0.81	0.43	(1.06)	0.19
Less dividends and distributions from:
Net investment income	(0.23)		—	(0.55)	(0.16)	—	(0.38)
Return of capital	—		(0.45)	—	(0.11)	(0.46)	(0.16)
Total dividends and distributions	(0.23)		(0.45)	(0.55)	(0.27)	(0.46)	(0.54)
Net asset value, end of period	$6.64		$6.25	$7.13	$6.87	$6.71	$8.23
Total return (a)	9.97	%(c)	(6.21)%	11.96%	6.45%	(13.27)%	2.06%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$6,440		$9,902	$28,261	$82,960	$130,494	$135,421
Ratio of gross expenses to average net assets	2.55	%(d)	1.33%	1.06%	0.96%	0.94%	0.95%
Ratio of net expenses to average net assets	0.98	%(d)	0.96%	0.96%	0.95%	0.94%	0.95%
Ratio of net expenses to average net assets, excluding interest expense	0.95	%(d)	0.95%	0.95%	0.95%	0.94%	0.95%
Ratio of net investment income to average net assets	6.60	%(d)	5.91%	7.08%	4.37%	6.27%	6.38%
Portfolio turnover rate	160	%(c)	269%	568%	546%	605%	410%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

23

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$6.23		$7.10	$6.84	$6.69	$8.22	$8.57
Income from investment operations:
Net investment income	0.20	(b)	0.39 (b)	0.51 (b)	0.29	0.48	0.50
Net realized and unrealized gain (loss) on investments	0.41		(0.82)	0.30	0.13	(1.55)	(0.31)
Total from investment operations	0.61		(0.43)	0.81	0.42	(1.07)	0.19
Less dividends and distributions from:
Net investment income	(0.23)		—	(0.55)	(0.16)	—	(0.38)
Return of capital	—		(0.44)	—	(0.11)	(0.46)	(0.16)
Total dividends and distributions	(0.23)		(0.44)	(0.55)	(0.27)	(0.46)	(0.54)
Net asset value, end of period	$6.61		$6.23	$7.10	$6.84	$6.69	$8.22
Total return (a)	9.98	%(c)	(6.30)%	12.01%	6.32%	(13.41)%	2.06%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,216		$4,924	$12,008	$22,970	$22,505	$47,564
Ratio of gross expenses to average net assets	3.02	%(d)	1.65%	1.30%	1.19%	1.07%	1.08%
Ratio of net expenses to average net assets	1.03	%(d)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets, excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	6.37	%(d)	5.83%	7.15%	4.12%	6.08%	6.14%
Portfolio turnover rate	160	%(c)	269%	568%	546%	605%	410%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

24

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Fund currently offers four classes of shares: Class A, C, I and Y shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate
25

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sales price as reported at the close of each business day. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication

26

of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 – Income Taxes.
27

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly. Distributions from net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2019, the Fund held forward foreign currency contracts for each of the six months. The average amounts purchased and sold (in U.S. dollars) were $434,243 and $434,221, respectively. Forward foreign currency contracts held at June 30, 2019 are reflected in the Schedule of Open Forward Foreign Currency Contracts.
28

At June 30, 2019, the Fund held the following derivative instruments:

Liabilities Derivatives
Foreign Currency Risk
Foreign forward currency contracts[1]	$10,050

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivatives instruments during the period ended June 30, 2019 was as follows:

Foreign Currency Risk
Realized gain (loss):
Foreign forward currency contracts[1]	$ 6,327
Net change in unrealized appreciation (depreciation):
Foreign forward currency contracts[2]	(10,050)

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2019 is presented in the Schedule of Investments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2019. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
29

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount
Forward foreign currency contracts	$385	$(385)	$—	$—	$—

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount
Foreign forward currency contracts	$(10,435)	$385	$(10,050)	$10,050	$—

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.80% of the first $1.5 billion of average daily net assets and 0.75% of the average daily net assets in excess of $1.5 billion. The Adviser has agreed, until at least May 1, 2020, to waive management fees and/or pay Fund expenses to prevent the Fund’s annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

30

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2019, are as follows:

	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Unconstrained Emerging Markets Bond Fund
Class A	1.25%	$19,890	$26,650
Class C	1.95	6,393	28,110
Class I	0.95	26,141	24,830
Class Y	1.00	17,951	26,660

For the period ended June 30, 2019, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $1,791 in sales loads relating to the sale of shares of the Fund, of which $1,560 was reallowed to broker/dealers and the remaining $231 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $27,647,057 and $33,806,907, respectively.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$15,346,173	$619,227	$(204,819)	$414,408

The tax character of dividends paid during the year ended December 31, 2018 was as follows:

Return of capital	$2,361,290

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2018, the Fund had capital loss carryforwards available to offset future capital gains as follows:

31

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Short-Term Capital Losses With No Expiration	Long-Term Capital Losses With No Expiration	Total
$(32,070,018)	$(880,904)	$(32,950,922)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2019 to June 30, 2019, the Fund’s net realized gains from foreign currency translations were $10,326.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

The Fund may invest directly in the Russian local market. As a result of events involving the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do

32

not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Class A
Shares sold	15,625	55,123
Shares reinvested	15,366	32,416
Shares redeemed	(23,902)	(138,727)
Net increase (decrease)	7,089	(51,188)
Class C
Shares sold	7,432	27,080
Shares reinvested	4,387	13,956
Shares redeemed	(39,614)	(138,265)
Net decrease	(27,795)	(97,229)
Class I
Shares sold	46,301	98,335
Shares reinvested	9,882	28,716
Shares redeemed	(670,896)	(2,505,934)
Net decrease	(614,713)	(2,378,883)
Class Y
Shares sold	24,908	156,095
Shares reinvested	20,804	54,737
Shares redeemed	(349,365)	(1,112,357)
Net decrease	(303,653)	(901,525)
33

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the 11 day period for which a loan was outstanding amounted to $1,145,803 and the average interest rate was 3.73%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—Effective January 1, 2019, the Fund adopted Accounting Standards Update No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The adoption of ASU 2017-08 had no material effect on financial statements and related disclosures.

The Fund early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

34

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

UNCONSTRAINED EMERGING MARKETS BOND FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the

36

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the
38

amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds,

39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group medians for the one-, three- and five-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three- and five-year periods. The Board noted that actions that had been taken by the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and acknowledged the recent improvement in the Fund’s performance.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

40

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

41

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	UEMBSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK MORNINGSTAR WIDE MOAT FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy – one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK MORNINGSTAR WIDE MOAT FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research – you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK MORNINGSTAR WIDE MOAT FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK MORNINGSTAR WIDE MOAT FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Morningstar Wide Moat Fund
Class I
Actual	$1,000.00	$1,167.50	0.59%	$3.17
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Class Z
Actual	$1,000.00	$1,168.30	0.49%	$2.63
Hypothetical**	$1,000.00	$1,022.36	0.49%	$2.46
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
4

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Automobiles & Components: 1.3%
2,483	Harley-Davidson, Inc.	$88,966
Banks: 2.5%
3,642	Wells Fargo & Co.	172,339
Capital Goods: 10.1%
1,303	Caterpillar, Inc.	177,586
2,690	Emerson Electric Co.	179,477
1,001	General Dynamics Corp.	182,002
485	Raytheon Co.	84,332
691	United Technologies Corp.	89,968
		713,365
Consumer Durables & Apparel: 2.5%
1,038	NIKE, Inc.	87,140
962	Polaris Industries, Inc.	87,763
		174,903
Consumer Services: 1.3%
452	McDonald’s Corp.	93,862
Diversified Financials: 9.8%
389	BlackRock, Inc.	182,558
2,916	State Street Corp.	163,471
1,640	T. Rowe Price Group, Inc.	179,924
3,984	The Charles Schwab Corp.	160,117
		686,070
Energy: 2.6%
1,320	Cheniere Energy, Inc. *	90,354
1,772	Core Laboratories NV	92,640
		182,994
Number of Shares		Value

Food, Beverage & Tobacco: 12.5%
4,230	Campbell Soup Co.	$169,496
3,438	General Mills, Inc.	180,564
726	Hershey Co.	97,306
3,137	Kellogg Co.	168,049
1,727	Mondelez International, Inc.	93,085
2,178	Philip Morris International, Inc.	171,038
		879,538
Health Care Equipment & Services: 9.5%
979	AmerisourceBergen Corp.	83,470
1,746	Cardinal Health, Inc.	82,237
674	McKesson Corp.	90,579
1,706	Medtronic Plc	166,147
351	UnitedHealth Group, Inc.	85,648
1,371	Zimmer Biomet Holdings, Inc.	161,422
		669,503
Materials: 2.4%
3,082	Compass Minerals International, Inc.	169,356
Media & Entertainment: 9.3%
79	Alphabet, Inc. *	85,541
4,307	Comcast Corp.	182,100
1,040	Facebook, Inc. *	200,720
1,782	John Wiley & Sons, Inc.	81,723
746	The Walt Disney Co.	104,171
		654,255
Pharmaceuticals & Biotechnology: 9.8%
654	Allergan Plc	109,499
489	Amgen, Inc.	90,113
632	Biogen, Inc. *	147,806
1,801	Bristol-Myers Squibb Co.	81,675
2,590	Gilead Sciences, Inc.	174,980
1,986	Pfizer, Inc.	86,034
		690,107

See Notes to Financial Statements

5

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: 1.1%
536	Jones Lang LaSalle, Inc.	$75,410
Retailing: 2.6%
97	Amazon.com, Inc. *	183,682
Semiconductor: 10.0%
4,263	Applied Materials, Inc.	191,451
3,390	Intel Corp.	162,279
1,490	KLA-Tencor Corp.	176,118
2,018	Microchip Technology, Inc.	174,961
		704,809
Software & Services: 10.2%
1,083	Blackbaud, Inc.	90,430
1,876	Guidewire Software, Inc. *	190,189
724	Microsoft Corp.	96,987
1,112	Salesforce.com, Inc. *	168,724
8,766	The Western Union Co.	174,356
		720,686
Number of Shares		Value

Utilities: 2.5%
2,269	Dominion Energy, Inc.	$175,439
Total Common Stocks (Cost: $6,511,279)		7,035,284
MONEY MARKET FUND: 0.3% (Cost: $23,265)
23,265	AIM Treasury Portfolio – Institutional Class	23,265
Total Investments: 100.3% (Cost: $6,534,544)		7,058,549
Liabilities in excess of other assets: (0.3)%		(22,275)
NET ASSETS: 100.0%		$7,036,274

Footnote:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.3%	$654,255
Consumer Discretionary	7.7	541,413
Consumer Staples	12.4	879,538
Energy	2.6	182,994
Financials	12.1	858,409
Health Care	19.3	1,359,610
Industrials	10.1	713,365
Information Technology	20.2	1,425,495
Materials	2.4	169,356
Real Estate	1.1	75,410
Utilities	2.5	175,439
Money Market Fund	0.3	23,265
	100.0%	$7,058,549

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$7,035,284	$—	$—	$7,035,284
Money Market Fund	23,265	—	—	23,265
Total	$7,058,549	$—	$—	$7,058,549

* See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

7

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost $6,534,544)	$7,058,549
Receivables:
Shares of beneficial interest sold	493
Due from Adviser	16,752
Dividends	5,989
Prepaid expenses	8
Total assets	7,081,791
Liabilities:
Payables:
Deferred Trustee fees	3,577
Accrued expenses	41,940
Total liabilities	45,517
NET ASSETS	$7,036,274
Class I Shares:
Net Assets	$1,223,264
Shares of beneficial interest outstanding	43,765
Net asset value, offering and redemption price per share	$27.95
Class Z Shares:
Net Assets	$5,813,010
Shares of beneficial interest outstanding	207,745
Net asset value, offering and redemption price per share	$27.98
Net Assets consist of:
Aggregate paid in capital	$6,327,415
Total distributable earnings (loss)	708,859
$7,036,274

See Notes to Financial Statements

8

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends		$75,562
Expenses:
Management fees	$14,814
Transfer agent fees – Class I	6,629
Transfer agent fees – Class Z	6,959
Custodian fees	5,995
Professional fees	38,613
Registration fees – Class I	11,576
Registration fees – Class Z	12,587
Reports to shareholders	7,867
Insurance	123
Trustees’ fees and expenses	1,210
Interest	55
Other	801
Total expenses	107,229
Waiver of management fees	(14,814)
Expenses assumed by the Adviser	(75,650)
Net expenses		16,765
Net investment income		58,797
Net realized gain on:
Investments		99,380
Net change in net unrealized appreciation (depreciation) on:
Investments		819,320
Net Increase in Net Assets Resulting from Operations		$977,497

See Notes to Financial Statements

9

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2019	2018
	(unaudited)
Operations:
Net investment income	$58,797	$108,949
Net realized gain	99,380	376,138
Net change in unrealized appreciation (depreciation)	819,320	(551,198)
Net increase (decrease) in net assets resulting from operations	977,497	(66,111)
Distributions to shareholders:
Class I Shares	—	(90,450)
Class Z Shares	—	(406,218)
Total distributions	—	(496,668)
Share transactions:
Proceeds from sale of shares
Class Z Shares	1,005,211	744,750
Reinvestment of distributions
Class I Shares	—	90,450
Class Z Shares	—	406,218
	—	496,668
Cost of shares redeemed
Class Z Shares	(680,593)	(252,780)
Net increase in net assets resulting from share transactions	324,618	988,638
Total increase in net assets	1,302,115	425,859
Net Assets:
Beginning of period	5,734,159	5,308,300
End of period	$7,036,274	$5,734,159

See Notes to Financial Statements

10

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017 (a)
	(unaudited)
Net asset value, beginning of period	$23.94		$26.63	$25.15
Income from investment operations:
Net investment income (b)	0.23		0.49	0.07
Net realized and unrealized gain (loss) on investments	3.78		(0.91)	1.48
Total from investment operations	4.01		(0.42)	1.55
Less dividends and distributions from:
Net investment income	—		(0.48)	(0.07)
Net realized capital gains	—		(1.79)	—
Total dividends and distributions	—		(2.27)	(0.07)
Net asset value, end of period	$27.95		$23.94	$26.63
Total return (c)	16.75	%(d)	(1.30)%	6.15	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,223		$1,048	$1,062
Ratio of gross expenses to average net assets	5.23	%(e)	3.42%	16.25	%(e)
Ratio of net expenses to average net assets	0.59	%(e)	0.59%	0.59	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(e)	0.59%	0.59	%(e)
Ratio of net investment income to average net assets	1.69	%(e)	1.79%	1.89	%(e)
Portfolio turnover rate	31	%(d)	76%	10	%(d)

(a)	For the period November 6, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

11

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2019		2018	2017 (a)
	(unaudited)
Net asset value, beginning of period	$23.95		$26.63	$25.15
Income from investment operations:
Net investment income (b)	0.24		0.50	0.08
Net realized and unrealized gain (loss) of investments	3.79		(0.90)	1.47
Total from investment operations	4.03		(0.40)	1.55
Less dividends and distributions from:
Net investment income	—		(0.49)	(0.07)
Net realized capital gains	—		(1.79)	—
Total dividends and distributions	—		(2.28)	(0.07)
Net asset value, end of period	$27.98		$23.95	$26.63
Total return (c)	16.83	%(d)	(1.22)%	6.17	%(d)
Ratios/Supplemental Data
Net asset, end of period (000’s)	$5,813		$4,686	$4,247
Ratio of gross expenses to average net assets	2.83	%(e)	2.16%	13.17	%(e)
Ratio of net expenses to average net assets	0.49	%(e)	0.49%	0.49	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.49	%(e)	0.49%	0.49	%(e)
Ratio of net investment income to average net assets	1.81	%(e)	1.90%	1.99	%(e)
Portfolio turnover rate	31	%(d)	76%	10	%(d)

(a)	For the period November 6, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

12

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The VanEck Morningstar Wide Moat Fund (the “Fund”) is a non-diversified series of the Trust and seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index. The Fund currently offers two classes of shares: Class I Shares and Z Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers,
13

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and

14

unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Other—Security transactions are accounted for on trade date. Realized gains and losses are calculated on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding the expense limitations listed in the table below.

15

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2019, are as follows:

	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Class I	0.59%	$2,626	$24,424
Class Z	0.49	12,188	51,226

Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $2,457,433 and $2,069,234, respectively.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,541,923	$725,995	$(209,369)	$516,626

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2018 was as follows:

Ordinary income*	$496,668

* Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

16

Note 6—Principal Risks—The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds.

The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. While broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

Competitive advantages for wide moat companies may erode in a relatively short period of time due to, among other reasons, changes in laws and regulations, intellectual property rights, economic and political conditions and technological developments.

At June 30, 2019, the Adviser owned approximately 100% of Class I Shares and 84% of Class Z Shares.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Class I
Shares reinvested	—	3,902
Class Z
Shares sold	37,353	27,662
Shares reinvested	—	17,509
Shares redeemed	(25,248)	(9,008)
Net increase	12,105	36,163

Note 8—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or

17

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the seven day period for which a loan was outstanding amounted to $104,155 and the average interest rate was 3.70%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 10—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

18

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK MORNINGSTAR WIDE MOAT FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
19

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
20

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries
21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

22

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians for the one-year period. The Board also noted that the Fund had underperformed its benchmark for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rate and total expense ratio of the Fund’s Expense Category and lower than the median advisory fee rate and total expense ratio of the Fund’s Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

24

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	MWMSAR

SEMI-ANNUAL REPORT June 30, 2019 (unaudited)

VanEck Funds

VanEck NDR Managed Allocation Fund

800.826.2333	vaneck.com

Certain information contained in this shareholder letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2019.

VANECK NDR MANAGED ALLOCATION FUND

June 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report.

Investment Outlook

In brief, the two engines of the global economy, the U.S. and China, are moving forward, albeit at a moderate pace. In this environment, with stocks having had a very solid year so far, our main message is that investors should not be too conservative with their fixed income portfolios. See our blog Is There Enough Risk in Your Fixed Income Portfolio?

Getting to this current environment was, however, a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. At its March 7 policy meeting, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending, with another round of targeted longer-term refinancing operations (TLTRO) launching in September. TLTRO loans from the ECB provides banks in the euro zone with cheap rates.

Last but not least, China’s non-manufacturing Purchasing Managers’ Index (PMI) shows a strong rate of expansion, which one would expect with the emergence of the “new China” economy—one that is increasingly driven by consumption. However, the manufacturing PMI shows several recent dips below the important 50 mark into contraction territory, corresponding to the “recession” in late 2018, followed by a recovery after Q1 2019. It saw another fall into contraction territory in Q2 2019, though this was slightly smaller than the Q4 2018 drop, indicating that China’s stimulus measures may have softened the impact of external factors, such as tariffs and trade tensions. If so, we believe more stimulus may be expected to support domestic demand in the months ahead.

1

VANECK NDR MANAGED ALLOCATION FUND

(unaudited) (continued)

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, the strength of the U.S. dollar, the trajectory of U.S. interest rates, certain country-specific factors, e.g., Iran and Venezuela, and the, as yet, unresolved trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. I have started my own email subscription where I share interesting research—you can sign up on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the Fund’s financial statements for the six month period ended June 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 16, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 to June 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2019 - June 30, 2019
Class A
Actual	$1,000.00	$1,058.80	1.16%	$5.92
Hypothetical**	$1,000.00	$1,019.04	1.16%	$5.81
Class I
Actual	$1,000.00	$1,060.50	0.86%	$4.39
Hypothetical**	$1,000.00	$1,020.53	0.86%	$4.31
Class Y
Actual	$1,000.00	$1,060.10	0.91%	$4.65
Hypothetical**	$1,000.00	$1,020.28	0.91%	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2019), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.3% (a)
116,086	iShares Barclays Aggregate Bond Fund	$12,926,176
15,346	iShares MSCI Canada ETF	439,203
26,985	iShares MSCI Eurozone ETF	1,067,392
12,421	iShares MSCI Pacific ex Japan ETF	586,644
1,876	iShares MSCI South Korea Capped ETF	112,316
7,063	iShares MSCI Switzerland Capped ETF	265,286
24,703	iShares MSCI United Kingdom ETF	798,401
32,084	iShares Russell 1000 Growth Index Fund	5,048,097
24,667	iShares Russell 1000 Value ETF	3,138,136
4,427	iShares Russell 2000 Growth ETF	889,251
4,551	iShares Russell 2000 Value ETF	548,395
17,096	JPMorgan BetaBuilders Japan ETF	389,960
18,972	Vanguard FTSE Emerging Markets ETF	806,879
155,862	Vanguard Total Bond Market ETF	12,947,456
Total Exchange Traded Funds (Cost: $37,001,013)		39,963,592
MONEY MARKET FUND: 0.9% (a) (Cost: $374,354)
374,354	AIM Treasury Portfolio – Institutional Class	374,354

Total Investments: 100.2% (Cost: $37,375,367)		40,337,946
Liabilities in excess of other assets: (0.2)%		(79,881)
NET ASSETS: 100.0%		$40,258,065

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	99.1%	$39,963,592
Money Market Fund	0.9	374,354
	100.0%	$40,337,946

The summary of inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Exchange Traded Funds	$39,963,592	$—	$—	$39,963,592
Money Market Fund	374,354	—	—	374,354
Total	$40,337,946	$—	$—	$40,337,946

See Notes to Financial Statements

5

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2019 (unaudited)

Assets:
Investments, at value (Cost: $37,375,365)	$40,337,946
Receivables:
Shares of beneficial interest sold	1,324
Due from Adviser	3,832
Dividends	387
Prepaid expenses	74
Total assets	40,343,563
Liabilities:
Payables:
Shares of beneficial interest redeemed	18,938
Due to Distributor	2,912
Deferred Trustee fees	26,897
Accrued expenses	36,751
Total liabilities	85,498
NET ASSETS	$40,258,065
Class A Shares:
Net Assets	$14,144,972
Shares of beneficial interest outstanding	503,324
Net asset value and redemption price per share	$28.10
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$29.81
Class I Shares:
Net Assets	$15,428,537
Shares of beneficial interest outstanding	546,290
Net asset value, offering and redemption price per share	$28.24
Class Y Shares:
Net Assets	$10,684,556
Shares of beneficial interest outstanding	378,581
Net asset value, offering and redemption price per share	$28.22
Net Assets consist of:
Aggregate paid in capital	$40,005,119
Total distributable earnings (loss)	252,946
$40,258,065

See Notes to Financial Statements

6

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (unaudited)

Income:
Dividends		$411,794
Expenses:
Management fees	$162,918
Distribution fees – Class A	17,837
Transfer agent fees – Class A	14,008
Transfer agent fees – Class I	10,400
Transfer agent fees – Class Y	13,388
Custodian fees	7,048
Professional fees	44,183
Registration fees – Class A	24,095
Registration fees – Class I	23,876
Registration fees – Class Y	24,252
Reports to shareholders	11,478
Insurance	976
Trustees’ fees and expenses	4,368
Interest	2,249
Other	1,323
Total expenses	362,399
Waiver of management fees	(162,778)
Net expenses		199,621
Net investment income		212,173
Net realized loss on:
Investments		(1,433,935)
Net change in unrealized appreciation on:
Investments		3,666,472
Net Increase in Net Assets Resulting from Operations		$2,444,710

See Notes to Financial Statements

7

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Operations:
Net investment income	$212,173	$572,748
Net realized loss	(1,433,935)	(1,562,376)
Net change in unrealized appreciation (depreciation)	3,666,472	(2,915,087)
Net increase (decrease) in net assets resulting from operations	2,444,710	(3,904,715)
Distributions to shareholders:
Class A Shares	—	(209,270)
Class I Shares	—	(215,860)
Class Y Shares	—	(312,720)
Total distributions	—	(737,850)
Share transactions:
Proceeds from sale of shares
Class A Shares	1,722,249	12,868,755
Class I Shares	2,820,236	4,033,923
Class Y Shares	374,591	15,849,854
	4,917,076	32,752,532
Reinvestment of distributions
Class A Shares	—	204,226
Class I Shares	—	215,860
Class Y Shares	—	259,452
	—	679,538
Cost of shares redeemed
Class A Shares	(3,126,427)	(6,820,488)
Class I Shares	(561,069)	(3,273,417)
Class Y Shares	(9,843,199)	(8,176,894)
	(13,530,695)	(18,270,799)
Net increase (decrease) in net assets resulting from share transactions	(8,613,619)	15,161,271
Total increase (decrease) in net assets	(6,168,909)	10,518,706
Net Assets:
Beginning of period	46,426,974	35,908,268
End of period	$40,258,065	$46,426,974

See Notes to Financial Statements

8

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2019		2018	2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$26.54		$29.31	$25.97	$25.15
Income from investment operations:
Net investment income	0.12	(c)	0.34 (c)	0.22 (c)	0.20
Net realized and unrealized gain (loss) on investments	1.44		(2.73)	3.71	1.12
Total from investment operations	1.56		(2.39)	3.93	1.32
Less dividends and distributions from:
Net investment income	—		(0.23)	(0.16)	(0.25)
Net realized gains	—		(0.15)	(0.43)	(0.25)
Total dividends and distributions	—		(0.38)	(0.59)	(0.50)
Net asset value, end of period	$28.10		$26.54	$29.31	$25.97
Total return (b)	5.88	%(d)	(8.13)%	15.15%	5.27	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,145		$14,710	$10,006	$3,724
Ratio of gross expenses to average net assets (f)	1.94	%(e)	1.62%	2.09%	2.67	%(e)
Ratio of net expenses to average net assets (f)	1.16	%(e)	1.15%	1.15%	1.15	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	1.15	%(e)	1.15%	1.15%	1.15	%(e)
Ratio of net investment income to average net assets (f)	0.90	%(e)	1.16%	0.79%	1.79	%(e)
Portfolio turnover rate	111	%(d)	202%	229%	140	%(d)
(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

9

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2019		2018	2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$26.63		$29.41	$26.02	$25.15
Income from investment operations:
Net investment income	0.17	(c)	0.38 (c)	0.35 (c)	0.30
Net realized and unrealized gain (loss) on investments	1.44		(2.70)	3.67	1.07
Total from investment operations	1.61		(2.32)	4.02	1.37
Less dividends and distributions from:
Net investment income	—		(0.31)	(0.20)	(0.25)
Net realized gains	—		(0.15)	(0.43)	(0.25)
Total dividends and distributions	—		(0.46)	(0.63)	(0.50)
Net asset value, end of period	$28.24		$26.63	$29.41	$26.02
Total return (b)	6.05	%(d)	(7.85)%	15.48%	5.47	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,429		$12,371	$12,741	$3,285
Ratio of gross expenses to average net assets (f)	1.64	%(e)	1.36%	1.79%	2.40	%(e)
Ratio of net expenses to average net assets (f)	0.86	%(e)	0.85%	0.85%	0.85	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	0.85	%(e)	0.85%	0.85%	0.85	%(e)
Ratio of net investment income to average net assets (f)	1.21	%(e)	1.33%	1.23%	1.95	%(e)
Portfolio turnover rate	111	%(d)	202%	229%	140	%(d)
(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

10

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2019		2018	2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$26.62		$29.39	$26.01	$25.15
Income from investment operations:
Net investment income	0.14	(c)	0.39 (c)	0.36 (c)	0.27
Net realized and unrealized gain (loss) on investments	1.46		(2.72)	3.65	1.09
Total from investment operations	1.60		(2.33)	4.01	1.36
Less dividends and distributions from:
Net investment income	—		(0.29)	(0.20)	(0.25)
Net realized gains	—		(0.15)	(0.43)	(0.25)
Total dividends and distributions	—		(0.44)	(0.63)	(0.50)
Net asset value, end of period	$28.22		$26.62	$29.39	$26.01
Total return (b)	6.01	%(d)	(7.90)%	15.45%	5.43	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$10,685		$19,346	$13,161	$1,848
Ratio of gross expenses to average net assets (f)	1.76	%(e)	1.33%	1.75%	2.90	%(e)
Ratio of net expenses to average net assets (f)	0.91	%(e)	0.90%	0.90%	0.90	%(e)
Ratio of net expenses to average net assets, excluding interest expense (f)	0.90	%(e)	0.90%	0.90%	0.90	%(e)
Ratio of net investment income to average net assets (f)	1.02	%(e)	1.36%	1.25%	2.12	%(e)
Portfolio turnover rate	111	%(d)	202%	229%	140	%(d)
(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

11

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The NDR Managed Allocation Fund (the “Fund”) is a diversified series of the Trust and seeks to achieve its investment objective by investing in exchange traded products using a customized version of a global tactical asset allocation model developed by Ned Davis Research, Inc. The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of
12

Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
13

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identified cost. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, gains and losses on investments are allocated based on the relative net assets of each class. Expenses directly attributable to a specific class are charged to that class.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2020, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

14

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2019, are as follows:

	Expense Limitation	Waiver of Management Fees
NDR Managed Allocation Fund
Class A	1.15%	$55,400
Class I	0.85	55,081
Class Y	0.90	52,297

For the period ended June 30, 2019, Van Eck Securities Corporation (the “Distributor”), and affiliate and wholly-owned subsidiary of the Adviser, received a total of $2,492 in sales loads relating to the sale of shares of the Fund, of which $2,205 was reallowed to broker/dealers and the remaining $287 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2019, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $45,735,617 and $53,802,593, respectively.

Note 5—Income Taxes—As of June 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$38,112,953	$2,985,280	$(760,287)	$2,224,993

The tax character of dividends paid to shareholders during the year ended December 31, 2018 was as follows:

Ordinary income*	$496,668

* Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open

15

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest directly or indirectly in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

At June 30, 2019, the Adviser owned approximately 22% of Class A, 43% of Class I, and 33% of Class Y.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Statement of Operations.

16

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(unaudited)
Class A
Shares sold	62,335	441,160
Shares reinvested	—	7,849
Shares redeemed	(113,359)	(236,079)
Net increase (decrease)	(51,024)	212,930
Class I
Shares sold	101,851	139,013
Shares reinvested	—	8,267
Shares redeemed	(20,162)	(115,906)
Net increase	81,689	31,374
Class Y
Shares sold	13,484	551,616
Shares reinvested	—	9,941
Shares redeemed	(361,742)	(282,614)
Net increase (decrease)	(348,258)	278,943

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2019, the average daily loan balance during the 30 day period for which a loan was outstanding amounted to $673,821 and the average interest rate was 3.73%. At June 30, 2019, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

17

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, to financial statements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

18

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited)

VANECK NDR MANAGED ALLOCATION FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 21, 2019, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on June 5, 2019 and June 21, 2019 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2019 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2018 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information about the Adviser’s use of a customized version of a global tactical asset allocation model (the “NDR Model”) created by Ned Davis Research, Inc. (“NDR”) to guide the Fund’s asset allocation decisions, including information about the structure of the NDR Model, the process followed in managing the Fund in accordance with the NDR Model, the manner in which the NDR Model was customized at the request of the Adviser and the reasons for such customizations, among other things;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
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■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio–construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the
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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

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The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2018.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had underperformed its Performance Category and Performance Peer Group median for the one-year period. The Board also noted that the Fund had outperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through May 1, 2020 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2019 (unaudited) (continued)

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORTs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	NDRSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 6, 2019
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 6, 2019
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 6, 2019
     ------------------